UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04708

SUNAMERICA INCOME FUNDS

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management Corp.

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: March 31

Date of reporting period: December 31, 2012

Item 1. Schedule of Investments.

SunAmerica U.S. Government Securities Fund

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 36.5%
Federal Farm Credit Bank — 0.4%
6.30% due 12/03/2013	$500,000	$528,098

Federal National Mtg. Assoc. — 0.0%
8.00% due 01/01/2023	6,774	6,794
11.00% due 02/01/2015	12	12
11.50% due 09/01/2019	653	668

		7,474

Government National Mtg. Assoc. — 35.9%
4.50% due 05/15/2018	259,563	284,430
4.50% due 08/15/2018	413,803	453,447
4.50% due 09/15/2018	1,120,332	1,228,157
4.50% due 10/15/2018	1,182,220	1,295,481
4.50% due 09/15/2033	1,099,144	1,210,136
4.50% due 02/15/2039	10,868	11,948
4.50% due 04/15/2039	574,712	631,849
4.50% due 05/15/2039	717,567	788,905
4.50% due 06/15/2039	217,685	239,325
4.50% due 07/15/2039	178,001	195,697
4.50% due 09/15/2039	731,936	804,704
4.50% due 10/15/2039	873,414	960,254
4.50% due 12/15/2039	1,405,773	1,545,531
4.50% due 01/15/2040	789,378	869,480
4.50% due 02/15/2040	1,380,740	1,524,051
4.50% due 03/15/2040	948,985	1,047,483
4.50% due 04/15/2040	631,060	696,627
4.50% due 05/15/2040	580,336	638,427
4.50% due 06/15/2040	1,190,081	1,314,501
4.50% due 07/15/2040	846,948	935,141
4.50% due 08/15/2040	389,060	429,441
4.50% due 09/15/2040	22,213	24,518
4.50% due 03/15/2041	2,075,110	2,286,183
4.50% due 04/15/2041	168,766	188,129
4.50% due 06/15/2041	984,556	1,089,051
4.50% due 07/15/2041	70,355	77,042
4.50% due 08/15/2041	1,268,471	1,389,031
5.00% due 04/15/2018	1,107,722	1,210,827
5.00% due 04/15/2033	10,161	11,187
5.00% due 08/15/2033	700,576	769,564
5.00% due 09/15/2033	329,327	364,551
5.00% due 10/15/2033	220,816	244,064
5.00% due 04/15/2034	9,573	10,522
5.00% due 11/15/2034	76,972	84,600
5.00% due 02/15/2035	6,858	7,516
5.00% due 03/15/2035	135,969	149,019
5.00% due 04/15/2035	19,951	21,866
5.00% due 05/15/2035	572,478	627,425
5.00% due 09/15/2035	261,418	287,495
5.00% due 10/15/2035	46,836	51,331
5.00% due 12/15/2035	27,747	30,410
5.00% due 03/15/2036	446,405	490,567
5.00% due 05/15/2036	414,777	453,549
5.00% due 06/15/2036	286,286	313,048
5.00% due 09/15/2036	655,224	718,697
5.00% due 10/15/2036	247,974	271,155
5.00% due 11/15/2036	21,506	23,516
5.00% due 12/15/2036	98,669	107,892
5.00% due 01/15/2037	1,149,540	1,254,126
5.00% due 02/15/2037	484,129	528,447
5.00% due 03/15/2037	424,089	462,672
5.00% due 04/15/2037	406,239	443,199
5.00% due 08/15/2038	3,190,732	3,481,025
5.50% due 11/15/2032	4,169	4,609
5.50% due 03/15/2033	120,617	133,312
5.50% due 04/15/2033	231,778	255,934
5.50% due 05/15/2033	433,055	478,005
5.50% due 06/15/2033	1,919,739	2,121,093
5.50% due 07/15/2033	559,302	617,965
5.50% due 10/15/2033	523,352	578,244
5.50% due 12/15/2033	104,571	115,539
5.50% due 01/15/2034	1,432,165	1,580,141
5.50% due 02/15/2034	822,353	905,418
6.00% due 01/15/2028	1,213	1,375
6.00% due 04/15/2028	420,094	470,970
6.00% due 10/15/2028	3,071	3,480
6.00% due 04/15/2029	21,283	23,878
6.00% due 05/15/2029	35,337	39,880
6.00% due 06/15/2029	13,537	15,210
6.00% due 04/15/2031	10,222	11,552
6.00% due 05/15/2031	14,820	16,769
6.00% due 11/15/2031	124,274	140,372
6.00% due 12/15/2031	7,489	8,458
6.00% due 01/15/2032	53,536	60,367
6.00% due 02/15/2032	12,038	13,571
6.00% due 03/15/2032	3,019	3,410
6.00% due 08/15/2032	123,355	139,807
6.00% due 11/15/2032	13,682	15,479
6.00% due 12/15/2032	4,978	5,613
6.00% due 01/15/2033	10,870	12,247
6.00% due 02/15/2033	13,234	14,890
6.00% due 03/15/2033	40,754	45,852
6.00% due 04/15/2033	170,970	192,345
6.00% due 07/15/2033	88,569	99,648
6.00% due 08/15/2033	756,609	854,775
6.00% due 09/15/2033	127,065	142,960
6.00% due 10/15/2033	443,633	499,488
6.00% due 11/15/2033	50,367	56,802
6.00% due 12/15/2033	275,655	313,064
6.00% due 02/15/2034	90,246	101,986
6.00% due 05/15/2034	8,705	9,794
6.00% due 06/15/2034	18,189	21,261
6.00% due 07/15/2034	510,109	573,019
6.00% due 08/15/2034	73,791	83,022
6.00% due 09/15/2034	244,446	277,841
6.00% due 10/15/2034	739,841	829,384
6.00% due 12/15/2034	143,852	161,263
6.00% due 06/15/2035	26,397	29,619
6.00% due 08/15/2035	66,963	74,964
6.50% due 02/15/2029	4,957	5,736
6.50% due 06/15/2031	7,036	8,341
6.50% due 07/15/2031	19,886	23,575
6.50% due 08/15/2031	23,920	28,240
6.50% due 09/15/2031	81,315	95,256
6.50% due 10/15/2031	103,352	122,524
6.50% due 11/15/2031	3,655	4,281
6.50% due 01/15/2032	7,868	9,244
6.50% due 02/15/2032	106,920	127,043
7.00% due 07/15/2023	9,855	11,493
7.00% due 10/15/2023	22,818	26,609
7.00% due 09/15/2025	94,330	111,338
7.00% due 03/20/2029	8,641	10,548
7.00% due 06/20/2029	1,244	1,493
7.00% due 11/20/2030	22,900	27,572
7.50% due 04/15/2017	2,018	2,024
7.50% due 08/15/2023	54,621	57,437
7.50% due 09/15/2023	206,011	220,326
9.00% due 12/15/2016	19,862	20,627
11.00% due 08/20/2015	30	30
11.00% due 09/20/2015	92	101
11.50% due 05/20/2015	508	511
12.50% due 09/15/2014	887	892

		47,647,155

Small Business Administration — 0.2%
6.30% due 06/01/2018	288,129	315,397

Total U.S. Government Agencies (cost $44,889,492)		48,498,124

U.S. GOVERNMENT TREASURIES — 46.1%
United States Treasury Bonds — 16.9%
3.88% due 08/15/2040	1,000,000	1,201,875
4.25% due 11/15/2040	8,000,000	10,215,000
4.75% due 02/15/2041	8,000,000	11,028,752

		22,445,627

United States Treasury Notes — 29.2%
1.25% due 10/31/2015	2,000,000	2,050,782
1.50% due 07/31/2016	16,000,000	16,590,000
1.63% due 08/15/2022	2,000,000	1,986,876
1.63% due 11/15/2022	12,000,000	11,868,744
2.00% due 02/15/2022	5,000,000	5,170,705
3.13% due 05/15/2019	1,000,000	1,132,500

		38,799,607

Total U.S. Government Treasuries (cost $54,703,197)		61,245,234

Total Long-Term Investment Securities (cost $99,592,689)		109,743,358

REPURCHASE AGREEMENT — 17.2%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $22,856,000)	22,856,000	22,856,000

TOTAL INVESTMENTS (cost $122,448,689) (2)	99.8%	132,599,358
Other assets less liabilities	0.2	302,130

NET ASSETS	100.0%	$132,901,488

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Government Agencies:
Federal Farm Credit Bank	$—	$528,098	$—	$528,098
Federal National Mtg. Assoc.	—	7,474	—	7,474
Government National Mtg. Assoc.	—	47,647,155	—	47,647,155
Small Business Administration	—	315,397		315,397
U.S. Government Treasuries:
United States Treasury Bonds	—	22,445,627	—	22,445,627
United States Treasury Notes	—	38,799,607	—	38,799,607
Repurchase Agreement	—	22,856,000	—	22,856,000

Total	$—	$132,599,358	$—	$132,599,358

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica GNMA Fund

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (unaudited)

Security Description	Principal Amount	Value (Note 1)
U.S. GOVERNMENT AGENCIES — 90.0%
Government National Mtg. Assoc. — 90.0%
3.50% due 11/15/2041	$12,136,605	$13,202,609
3.50% due 01/15/2042	549,522	597,617
3.50% due 02/15/2042	613,876	667,603
3.50% due 03/15/2042	8,700,001	9,463,514
3.50% due 06/15/2042	9,999,995	10,875,208
3.50% due 07/15/2042	3,000,000	3,262,563
4.00% due 04/15/2039	751,176	826,116
4.00% due 05/15/2039	43,424	47,788
4.00% due 06/15/2039	1,839,389	2,024,295
4.00% due 08/15/2039	165,020	181,609
4.00% due 11/15/2039	22,338	24,583
4.00% due 12/15/2039	882,315	969,215
4.00% due 08/15/2040	790,084	872,470
4.00% due 09/15/2040	826,140	912,287
4.00% due 11/15/2040	889,132	981,847
4.00% due 12/15/2040	2,418,668	2,670,877
4.00% due 01/15/2041	27,008	29,647
4.00% due 02/15/2041	893,911	981,258
4.00% due 03/15/2041	748,419	821,550
4.00% due 04/15/2041	215,936	237,036
4.00% due 07/15/2041	1,687,587	1,852,486
4.00% due 08/15/2041	2,330,375	2,558,081
4.00% due 09/15/2041	1,512,105	1,659,857
4.00% due 10/15/2041	1,423,021	1,565,935
4.00% due 11/15/2041	3,398,846	3,730,955
4.00% due 12/15/2041	1,142,043	1,254,128
4.00% due 01/15/2042	2,522,367	2,770,412
4.00% due 02/15/2042	2,045,532	2,248,053
4.00% due 03/15/2042	1,010,295	1,109,646
4.00% due 04/15/2042	81,435	89,443
4.00% due 05/15/2042	27,727	30,454
4.00% due 06/15/2042	1,075,810	1,181,604
4.50% due 05/15/2018	410,698	450,044
4.50% due 08/15/2018	206,159	225,910
4.50% due 09/15/2018	671,520	736,273
4.50% due 10/15/2018	938,264	1,028,152
4.50% due 08/15/2033	67,824	74,673
4.50% due 09/15/2033	182,403	200,822
4.50% due 10/15/2038	156,092	170,939
4.50% due 12/15/2038	263,642	288,700
4.50% due 02/15/2039	76,247	83,827
4.50% due 03/15/2039	467,768	514,272
4.50% due 04/15/2039	140,839	154,531
4.50% due 05/15/2039	1,756,198	1,930,795
4.50% due 06/15/2039	6,081,054	6,685,616
4.50% due 07/15/2039	2,399,592	2,638,154
4.50% due 08/15/2039	148,726	163,594
4.50% due 09/15/2039	220,278	242,177
4.50% due 10/15/2039	109,616	120,514
4.50% due 11/15/2039	878,416	965,746
4.50% due 12/15/2039	833,037	916,076
4.50% due 01/15/2040	110,030	121,335
4.50% due 02/15/2040	3,636,494	4,002,975
4.50% due 03/15/2040	1,256,222	1,384,298
4.50% due 04/15/2040	2,543,317	2,803,887
4.50% due 05/15/2040	391,750	432,018
4.50% due 06/15/2040	852,731	941,239
4.50% due 07/15/2040	614,429	678,203
4.50% due 08/15/2040	52,702	58,172
4.50% due 09/15/2040	560,093	618,225
4.50% due 10/15/2040	50,533	55,535
4.50% due 11/15/2040	605,632	668,492
4.50% due 01/15/2041	646,196	707,612
4.50% due 02/15/2041	879,820	963,440
4.50% due 03/15/2041	3,297,916	3,636,926
4.50% due 04/15/2041	4,074,209	4,461,432
4.50% due 05/15/2041	1,236,125	1,353,609
4.50% due 06/15/2041	713,566	781,755
4.50% due 07/15/2041	538,841	590,053
4.50% due 08/15/2041	433,766	474,992
5.00% due 03/15/2018	114,415	123,299
5.00% due 04/15/2018	1,521,208	1,645,727
5.00% due 05/15/2018	2,861,493	3,128,411
5.00% due 01/15/2033	5,279	5,812
5.00% due 05/15/2033	4,573	5,035
5.00% due 08/15/2033	933,792	1,028,086
5.00% due 09/15/2033	958,179	1,062,049
5.00% due 10/15/2033	2,417,172	2,663,611
5.00% due 04/15/2034	14,030	15,447
5.00% due 05/15/2034	57,297	62,975
5.00% due 11/15/2034	263,354	289,454
5.00% due 12/15/2034	234,330	257,553
5.00% due 09/15/2035	6,092	6,696
5.00% due 10/15/2035	37,232	40,805
5.00% due 11/15/2035	40,899	44,824
5.00% due 12/15/2035	19,171	21,011
5.00% due 02/15/2036	82,876	90,826
5.00% due 04/15/2036	179,477	196,257
5.00% due 06/15/2036	371,484	406,323
5.00% due 07/15/2036	268,721	293,841
5.00% due 08/15/2036	8,321	9,293
5.00% due 09/15/2036	297,217	326,440
5.00% due 10/15/2036	21,258	23,458
5.00% due 11/15/2036	147,364	161,139
5.00% due 12/15/2036	389,097	425,470
5.00% due 01/15/2037	142,680	155,661
5.00% due 02/15/2037	468,181	510,777
5.00% due 04/15/2037	2,169,370	2,371,137
5.00% due 12/15/2037	7,219	7,876
5.00% due 04/15/2038	3,337,893	3,641,575
5.00% due 05/15/2038	1,792,016	1,955,634
5.00% due 06/15/2038	86,269	94,118
5.00% due 08/15/2038	210,300	229,433
5.00% due 10/15/2038	335,718	366,746
5.00% due 01/15/2039	577,704	632,430
5.00% due 02/15/2039	795,961	871,363
5.00% due 03/15/2039	1,452,604	1,590,210
5.00% due 04/15/2039	964,718	1,056,106
5.00% due 08/15/2039	1,209,145	1,323,687
5.00% due 09/15/2039	51,865	56,778
5.00% due 10/15/2039	4,218,942	4,618,602
5.00% due 11/15/2039	2,506,241	2,743,657
5.00% due 12/15/2039	2,112,311	2,310,779
5.00% due 04/15/2040	2,447,208	2,692,033
5.00% due 05/15/2040	17,336,916	19,035,112
5.00% due 06/15/2040	231,759	253,206
5.50% due 06/15/2029	1,811	1,986
5.50% due 01/15/2032	16,284	18,002
5.50% due 09/15/2032	308,500	339,015
5.50% due 03/15/2033	232,798	257,105
5.50% due 04/15/2033	482,846	533,528
5.50% due 05/15/2033	1,039,273	1,145,441
5.50% due 06/15/2033	601,609	664,750
5.50% due 07/15/2033	2,248	2,484
5.50% due 08/15/2033	43,588	48,187
5.50% due 12/15/2033	25,190	28,178
5.50% due 01/15/2034	125,763	140,153
5.50% due 02/15/2034	136,415	150,655
5.50% due 04/15/2034	418,255	462,385
5.50% due 06/15/2035	116,976	128,953
5.50% due 09/15/2035	1,028,669	1,160,410
5.50% due 10/15/2035	2,263,984	2,498,271
5.50% due 11/15/2035	15,338	16,910
5.50% due 12/15/2035	402,339	443,689
5.50% due 01/15/2036	1,046,242	1,148,132
5.50% due 02/15/2036	311,294	342,028
5.50% due 03/15/2036	238,010	261,384
5.50% due 05/15/2036	66,054	72,487
5.50% due 09/15/2036	159,423	174,949
5.50% due 12/15/2036	509,552	559,175
5.50% due 03/15/2037	74,363	81,605
5.50% due 05/15/2037	54,409	59,708
5.50% due 12/15/2037	222,839	244,540
5.50% due 01/15/2038	137,290	150,660
5.50% due 02/15/2038	1,889,943	2,073,997
5.50% due 04/15/2038	1,607,213	1,763,734
5.50% due 05/15/2038	1,145,740	1,276,405
5.50% due 06/15/2038	980,309	1,075,777
5.50% due 07/15/2038	669,148	735,073
5.50% due 08/15/2038	1,633,228	1,794,323
5.50% due 10/15/2038	1,308,495	1,436,030
5.50% due 11/15/2038	1,257,813	1,380,307
5.50% due 12/15/2038	1,194,178	1,337,081
5.50% due 01/15/2039	2,277,228	2,498,998
5.50% due 02/15/2039	1,964,723	2,162,843
5.50% due 03/15/2039	189,644	208,721
5.50% due 05/15/2039	58,461	64,155
5.50% due 08/15/2039	251,396	275,878
5.50% due 09/15/2039	373,531	409,908
5.50% due 10/15/2039	106,848	117,254
5.50% due 11/15/2039	4,020	4,412
5.50% due 12/15/2039	476,756	523,186
5.50% due 01/15/2040	100,667	110,471
5.50% due 02/15/2040	488,857	546,107
5.50% due 03/15/2040	9,228,803	10,131,152
5.50% due 04/15/2040	230,000	257,038
5.50% due 05/15/2040	122,641	134,584
5.50% due 08/15/2040	4,235,469	4,647,945
5.50% due 09/15/2040	237,443	260,567
5.50% due 10/15/2040	443,918	487,150
5.50% due 11/15/2040	198,482	217,812
5.50% due 02/15/2041	1,618,430	1,776,074
5.50% due 03/15/2041	54,131	59,402
5.50% due 04/15/2041	127,645	140,076
5.50% due 05/15/2041	462,098	507,099
5.50% due 06/15/2041	582,400	639,117
5.50% due 08/15/2041	325,830	358,529
5.50% due 09/15/2041	313,233	343,738
6.00% due 11/15/2023	1,417	1,576
6.00% due 01/15/2024	2,993	3,337
6.00% due 07/15/2028	1,837	2,081
6.00% due 12/15/2028	109,300	123,861
6.00% due 01/15/2029	238,427	268,595
6.00% due 02/15/2029	199,038	224,120
6.00% due 03/15/2029	273,948	309,871
6.00% due 04/15/2029	475,066	535,314
6.00% due 05/15/2029	29,606	33,494
6.00% due 06/15/2029	68,967	77,815
6.00% due 07/15/2029	84,640	95,766
6.00% due 08/15/2029	7,175	8,118
6.00% due 10/15/2029	50,073	56,650
6.00% due 04/15/2031	6,499	7,302
6.00% due 07/15/2031	13,513	15,263
6.00% due 10/15/2031	34,536	38,883
6.00% due 11/15/2031	270,346	305,397
6.00% due 12/15/2031	125,443	141,507
6.00% due 01/15/2032	38,102	42,971
6.00% due 02/15/2032	11,767	13,290
6.00% due 07/15/2032	38,054	42,910
6.00% due 09/15/2032	76,491	86,430
6.00% due 10/15/2032	75,037	84,611
6.00% due 11/15/2032	786	886
6.00% due 12/15/2032	25,826	29,122
6.00% due 01/15/2033	69,280	78,249
6.00% due 02/15/2033	257,567	291,488
6.00% due 03/15/2033	51,038	57,493
6.00% due 04/15/2033	398,863	448,920
6.00% due 05/15/2033	419,735	473,138
6.00% due 06/15/2033	349,143	394,895
6.00% due 08/15/2033	172,402	196,183
6.00% due 10/15/2033	19,591	22,042
6.00% due 11/15/2033	131,520	148,039
6.00% due 12/15/2033	215,227	242,817
6.00% due 01/15/2034	232,605	260,892
6.00% due 02/15/2034	190,218	214,527
6.00% due 03/15/2034	60,957	68,335
6.00% due 04/15/2034	138,108	154,978
6.00% due 05/15/2034	88,801	99,937
6.00% due 06/15/2034	66,024	74,026
6.00% due 07/15/2034	287,626	323,581
6.00% due 08/15/2034	258,369	291,627
6.00% due 09/15/2034	116,840	131,047
6.00% due 10/15/2034	231,802	259,857
6.00% due 11/15/2034	69,982	78,392
6.00% due 12/15/2034	42,571	47,763
6.00% due 01/15/2035	15,018	16,897
6.00% due 02/15/2035	209,302	235,376
6.00% due 04/15/2035	29,306	32,762
6.00% due 05/15/2035	6,190	6,962
6.00% due 06/15/2035	128,948	144,152
6.00% due 11/15/2035	4,390	4,917
6.00% due 12/15/2035	61,611	69,256
6.00% due 01/15/2036	138,997	155,213
6.00% due 02/15/2036	60,210	67,758
6.00% due 03/15/2036	178,678	199,722
6.00% due 04/15/2036	182,228	204,381
6.00% due 05/15/2036	542,232	606,627
6.00% due 06/15/2036	234,081	261,314
6.00% due 08/15/2036	5,877	6,574
6.00% due 09/15/2036	42,894	47,954
6.00% due 10/15/2036	226,726	253,177
6.00% due 11/15/2036	140,798	157,179
6.00% due 07/15/2037	9,389	10,505
6.00% due 09/15/2037	10,049	11,218
6.00% due 10/15/2037	229,548	256,255
6.00% due 11/15/2037	13,619	15,204
6.00% due 12/15/2037	12,757	14,242
6.00% due 01/15/2038	228,232	254,786
6.00% due 02/15/2038	15,250	17,024
6.00% due 06/15/2038	19,275	21,517
6.00% due 07/15/2038	438,427	489,436
6.00% due 08/15/2038	9,355	10,443
6.00% due 09/15/2038	2,222,944	2,481,566
6.00% due 10/15/2038	527,193	588,526
6.00% due 11/15/2038	732,376	817,476
6.00% due 12/15/2038	88,451	98,742
6.00% due 01/15/2039	1,528,588	1,706,428
6.00% due 08/15/2039	44,534	49,715
6.00% due 09/15/2039	23,944	26,730
6.00% due 10/15/2039	179,126	200,342
6.00% due 11/15/2039	19,331	21,580
6.00% due 01/15/2040	52,694	58,824
6.00% due 02/15/2040	5,289	5,905
6.00% due 04/15/2040	18,400	20,542
6.00% due 05/15/2040	2,547	2,844
6.00% due 06/15/2041	9,156,335	10,221,605
6.50% due 03/15/2028	8,766	10,040
6.50% due 08/15/2028	12,464	14,463
6.50% due 01/15/2029	1,372	1,618
6.50% due 02/15/2029	577	670
6.50% due 03/15/2029	55,607	65,129
6.50% due 04/15/2029	577	667
6.50% due 05/15/2029	4,680	5,445
6.50% due 06/15/2029	15,559	18,049
6.50% due 07/15/2029	1,099	1,276
6.50% due 10/15/2029	2,744	3,235
6.50% due 08/15/2031	67,132	79,586
6.50% due 09/15/2031	9,748	11,556
6.50% due 10/15/2031	103,352	122,524
6.50% due 11/15/2031	46,096	54,278
6.50% due 12/15/2031	69,626	81,294
6.50% due 02/15/2032	135,490	156,779
6.50% due 05/15/2032	346,126	408,200
6.50% due 06/15/2032	53,372	63,416
7.00% due 03/15/2023	9,916	11,563
7.00% due 01/20/2024	298	349
7.00% due 03/20/2024	253	296
7.00% due 07/20/2025	994	1,173
7.00% due 09/15/2025	40,965	48,352
7.00% due 01/20/2029	17,647	21,542
7.00% due 02/20/2029	3,028	3,634
7.00% due 06/20/2029	6,168	7,403
7.00% due 07/20/2029	20,847	25,440
7.00% due 09/20/2029	2,167	2,601
7.00% due 10/20/2029	4,180	5,017
7.00% due 11/20/2029	1,365	1,639
7.00% due 03/20/2030	2,523	3,038
7.00% due 06/20/2030	2,462	2,964
7.00% due 08/20/2030	6,164	7,421
7.00% due 09/20/2030	8,915	10,734
7.00% due 10/20/2030	10,275	12,371
8.00% due 11/15/2026	44,854	54,566
8.00% due 12/15/2029	6,685	7,680
8.00% due 04/15/2030	12,762	14,961
8.00% due 05/15/2030	1,212	1,352
8.00% due 08/15/2030	21,565	26,594
8.50% due 03/15/2017	6,834	7,074
8.50% due 12/15/2022	13,670	13,722
8.50% due 01/15/2023	18,764	19,211
8.50% due 09/15/2024	10,950	13,341
9.00% due 07/15/2016	8,943	9,120
9.00% due 10/15/2016	2,283	2,292

		249,978,981

Small Business Administration — 0.0%
6.30% due 06/01/2018	96,043	105,132

Total Long-Term Investment Securities (cost $243,711,349)		250,084,113

REPURCHASE AGREEMENT — 10.3%
State Street Bank and Trust Co. Joint Repurchase Agreement(1) (cost $28,691,000)	28,691,000	28,691,000

TOTAL INVESTMENTS (cost $272,402,349)(2)	100.3%	278,775,113
Liabilities in excess of other assets	(0.3)	(943,686)

NET ASSETS	100.0%	$277,831,427

(1)	See Note 2 for details of Joint Repurchase Agreement.

(2)	See Note 3 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012 (see Note 1):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Government Agencies:
Government National Mtg. Assoc.	$—	$249,978,981	$—	249,978,981
Small Business Administration	—	105,132	—	105,132
Repurchase Agreement	—	28,691,000	—	28,691,000

Total	$—	$278,775,113	$—	$278,775,113

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Strategic Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (unaudited)

Security Description		Principal Amount**/Shares	Value (Note 1)
ASSET BACKED SECURITIES — 3.0%
Diversified Financial Services — 3.0%
Ally Auto Receivables Trust Series 2012-5, Class A4 0.85% due 01/16/2018		$350,000	$350,544
AmeriCredit Automobile Receivables Trust Series 2012-4, Class B 1.31% due 11/08/2017		300,000	301,230
AmeriCredit Automobile Receivables Trust Series 2012-3, Class B 1.59% due 07/10/2017		263,000	266,042
Banc of America Alternative Loan Trust Series 2004-10, Class 1CB1 6.00% due 11/25/2034(1)		198,958	195,009
Banc of America Funding Corp. FRS Series 2006-A, Class 1A1 2.69% due 02/20/2036(1)		458,818	454,147
Banc of America Funding Corp. Series 2005-8, Class 1A1 5.50% due 01/25/2036(1)		945,378	956,569
Banc of America Funding Corp. Series 2006-3, Class 5A5 5.50% due 03/25/2036(1)		179,027	180,214
Banc of America Funding Corp. Series 2005-8, Class 2A4 6.00% due 01/25/2036(1)		11,414	11,344
Banc of America Funding Corp. Series 2006-2, Class 2A22 6.00% due 03/25/2036(1)		220,000	220,137
Chase Issuance Trust Series 2012-A4, Class A4 1.58% due 08/16/2021		225,000	226,813
Citibank Credit Card Issuance Trust Series 2008-A1, Class A1 5.35% due 02/07/2020		1,500,000	1,810,351
Citibank Omni Master Trust Series 2009-A17, Class A17 4.90% due 11/15/2018*		1,000,000	1,078,765
Citicorp Mtg. Securities, Inc. Series 2006-2, Class 1A8 5.75% due 04/25/2036(1)		84,507	84,468
Citicorp Mtg. Securities, Inc. Series 2006-4, Class 1A2 6.00% due 08/25/2036(1)		215,290	220,979
Countrywide Alternative Loan Trust Series 2004-24CB, Class 1A1 6.00% due 11/25/2034(1)		540,187	535,718
Countrywide Asset-Backed Certs. FRS Series CWL 2004-6, Class 1A2 0.58% due 12/25/2034		89,528	87,192
Countrywide Asset-Backed Certs. FRS Series 2004-BC2, Class M2 1.78% due 02/25/2034		74,862	71,542
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-6, Class 1A11 5.25% due 02/25/2026(1)		300,000	297,549
Countrywide Home Loan Mtg. Pass Through Trust Series 2005-12, Class 2A4 5.50% due 05/25/2035(1)		212,587	213,957
Discover Card Master Trust Series 2007-A1, Class A1 5.65% due 03/16/2020		330,000	399,337
Entergy Arkansas Restoration Funding LLC Series 2010A, Class A1 2.30% due 08/01/2021		204,623	215,014
Enterprise Fleet Financing LLC Series 2012-2, Class A3 0.93% due 04/20/2018*		450,000	450,639
Fairway Outdoor Funding LLC Series 2012-1, Class A2 4.21% due 10/15/2042*		249,398	254,635
First Horizon Mtg. Pass-Through Trust Series 2006-2, Class 1A3 6.00% due 08/25/2036(1)		359,601	364,701
GS Mtg. Securities Corp II Series 2012-GCJ9, Class A2 1.76% due 11/10/2045(2)		468,000	480,023
HLSS Servicer Advance Receivables Backed Notes Series 2012-T2, Class A1 1.34% due 10/15/2043*		270,000	270,675
Icon Brands Holdings LLC Series 2012-1A, Class A 4.23% due 01/25/2043*(8)		150,000	152,800
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C6, Class A2 1.87% due 11/15/2045(2)		1,250,000	1,290,297
Morgan Stanley Bank of America Merrill Lynch Trust Series 2012-C5, Class A2 1.97% due 08/15/2045(2)		245,843	254,968
MortgageIT Trust FRS Series 2004-2, Class A1 0.58% due 12/25/2034(1)		277,191	269,264
MortgageIT Trust FRS Series 2004-1, Class A2 1.11% due 11/25/2034(1)		123,324	109,101
New Century Home Equity Loan Trust VRS Series 2004-A, Class AII9 4.97% due 08/25/2034		179,070	178,125
RFMSI Trust Series 2006-S1, Class 1A3 5.75% due 01/25/2036(1)		399,227	401,285
UBS-Barclays Commercial Mtg. Trust Series 2012-C2, Class A2 2.11% due 05/10/2063(2)		653,239	681,513
UBS-Barclays Commercial Mtg. Trust Series 2012-C4, Class A5 2.85% due 12/10/2045(2)		681,000	700,272
Wachovia Bank Commercial Mtg. Trust VRS Series 2003-C7, Class J 5.34% due 10/15/2035*(2)		2,750,000	880,000
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C23, Class AM 5.47% due 01/15/2045(2)		1,324,000	1,461,311
Wachovia Bank Commercial Mtg. Trust VRS Series 2006-C26, Class AM 5.97% due 06/15/2045(2)		2,000,000	2,258,828
Wells Fargo Mtg. Backed Securities Trust Series 2007-7, Class A36 6.00% due 06/25/2037(1)		98,272	98,674
Wells Fargo Mtg. Backed Securities Trust Series 2007-14, Class 1A1 6.00% due 10/25/2037(1)		338,289	338,820
Wells Fargo Mtg. Backed Securities Trust Series 2007-15, Class A1 6.00% due 11/25/2037(1)		282,609	282,587
WF-RBS Commercial Mtg. Trust Series 2012-C8, Class A2 1.88% due 08/15/2045(2)		165,030	170,189

Total Asset Backed Securities (cost $20,709,751)			19,525,628

U.S. CORPORATE BONDS & NOTES — 44.1%
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc. Senior Notes 3.75% due 02/15/2023		901,000	903,404
Interpublic Group of Cos., Inc. Senior Notes 6.25% due 11/15/2014		341,000	369,132

			1,272,536

Advertising Services — 0.4%
Checkout Holding Corp. Senior Notes zero coupon due 11/15/2015*		1,220,000	854,000
inVentiv Health, Inc. Senior Sec. Notes 9.00% due 01/15/2018*		829,000	837,290
Visant Corp. Company Guar. Notes 10.00% due 10/01/2017		725,000	650,687

			2,341,977

Aerospace/Defense — 0.2%
General Dynamics Corp. Company Guar. Notes 2.25% due 11/15/2022		852,000	833,754
Lockheed Martin Corp. Notes 4.07% due 12/15/2042*		665,000	653,545

			1,487,299

Aerospace/Defense-Equipment — 0.1%
Sequa Corp. Company Guar. Notes 7.00% due 12/15/2017*		1,000,000	1,006,250

Airlines — 0.4%
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class A-1 7.20% due 01/02/2019		956,125	956,125
Atlas Air, Inc. Pass Through Certs. Series 1999-1, Class B 7.63% due 01/02/2015		134,824	117,297
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 01/02/2014		351,620	341,071
Continental Airlines Pass Through Certs. Series 2012-3, Class C 6.13% due 04/29/2018		911,000	917,833

			2,332,326

Alternative Waste Technology — 0.3%
ADS Waste Holdings, Inc. Senior Notes 8.25% due 10/01/2020*		1,963,000	2,061,150

Auction House/Art Dealers — 0.1%
Sotheby’s Company Guar. Notes 5.25% due 10/01/2022*		475,000	479,750

Auto-Cars/Light Trucks — 0.2%
Chrysler Group LLC/CG Co-Issuer, Inc. Sec. Notes 8.25% due 06/15/2021		1,490,000	1,639,000

Banks-Commercial — 1.1%
Associated Banc-Corp. Senior Notes 5.13% due 03/28/2016		784,000	860,604
CIT Group, Inc. Senior Notes 5.00% due 08/15/2022		550,000	586,474
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*		1,870,000	2,038,300
Regions Bank Sub. Notes 7.50% due 05/15/2018		224,000	270,200
Synovus Financial Corp. Senior Notes 7.88% due 02/15/2019		970,000	1,076,700
Union Bank NA Senior Notes 2.13% due 06/16/2017		815,000	838,067
Zions Bancorporation Senior Notes 4.00% due 06/20/2016		658,000	676,950
Zions Bancorporation Senior Notes 4.50% due 03/27/2017		859,000	897,441

			7,244,736

Banks-Fiduciary — 0.1%
Bank of New York Mellon Corp. Senior Notes 1.20% due 02/20/2015		526,000	531,648

Banks-Money Center — 0.1%
Comerica Bank Sub. Notes 5.20% due 08/22/2017		386,000	446,985

Banks-Super Regional — 0.8%
Capital One Capital VI Limited Guar. Notes 8.88% due 05/15/2040		288,000	288,000
Capital One Financial Corp. FRS Senior Notes 1.49% due 07/15/2014		346,000	349,733
Huntington Bancshares, Inc. Sub. Notes 7.00% due 12/15/2020		328,000	401,295
JPMorgan Chase Bank NA Sub. Notes 6.00% due 07/05/2017		1,126,000	1,320,405
JPMorgan Chase Bank NA Sub. Notes 6.00% due 10/01/2017		786,000	930,498
PNC Preferred Funding Trust I FRS Jr. Sub. Bonds 1.96% due 03/15/2017*(3)		400,000	332,000
SunTrust Banks, Inc. Sub. Notes 6.00% due 02/15/2026		38,000	41,636
US Bancorp Senior Notes 1.65% due 05/15/2017		515,000	524,733
Wachovia Corp. Senior Notes 5.75% due 02/01/2018		451,000	540,317
Wells Fargo & Co. FRS Jr. Sub. Bonds 7.98% due 03/15/2018(3)		235,000	269,663
Wells Fargo Bank NA FRS Sub. Notes 0.52% due 05/16/2016		350,000	342,560

			5,340,840

Beverages-Non-alcoholic — 0.3%
Innovation Ventures LLC/Innovation Ventures Finance Corp. Senior Sec. Notes 9.50% due 08/15/2019*		2,240,000	2,105,600

Broadcast Services/Program — 0.2%
Nexstar Broadcasting, Inc. Company Guar. Notes 6.88% due 11/15/2020*		1,033,000	1,060,116

Building & Construction Products-Misc. — 0.3%
Building Materials Corp. of America Senior Notes 6.75% due 05/01/2021*		850,000	939,250
Interline Brands, Inc. Company Guar. Notes 7.50% due 11/15/2018		910,000	982,800

			1,922,050

Building Products-Cement — 0.7%
Cemex Finance LLC Senior Sec. Notes 9.38% due 10/12/2022*		770,000	866,250
Cemex Finance LLC Senior Sec. Notes 9.50% due 12/14/2016		1,225,000	1,332,188
Headwaters, Inc. Sec. Notes 7.63% due 04/01/2019		2,011,000	2,136,687

			4,335,125

Building-Residential/Commercial — 0.6%
Beazer Homes USA, Inc. Company Guar. Notes 9.13% due 05/15/2019		580,000	606,825
K. Hovnanian Enterprises, Inc. Senior Sec. Notes 7.25% due 10/15/2020*		650,000	698,750
Meritage Homes Corp. Company Guar. Notes 7.00% due 04/01/2022		625,000	679,687
Standard Pacific Corp. Company Guar. Notes 8.38% due 05/15/2018		800,000	928,000
Taylor Morrison Communities, Inc./Monarch Communities, Inc. Company Guar. Notes 7.75% due 04/15/2020*		787,000	834,220

			3,747,482

Cable/Satellite TV — 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.13% due 02/15/2023		1,029,000	1,026,428
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022		242,000	245,025
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.50% due 04/30/2021		1,399,000	1,509,171
Comcast Corp. Company Guar. Notes 5.65% due 06/15/2035		381,000	447,040
Echostar DBS Corp. Company Guar. Notes 7.75% due 05/31/2015		912,000	1,020,300
TCI Communications, Inc. Senior Notes 7.13% due 02/15/2028		250,000	330,076
Time Warner Cable, Inc. Company Guar. Notes 4.50% due 09/15/2042		519,000	506,153
WideOpenWest Finance LLC/WideOpenWest Capital Corp. Company Guar. Notes 10.25% due 07/15/2019*		550,000	584,375

			5,668,568

Capacitors — 0.2%
Kemet Corp. Senior Sec. Notes 10.50% due 05/01/2018		1,035,000	1,020,769

Casino Hotels — 0.9%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017		1,594,000	1,707,573
CityCenter Holdings LLC/CityCenter Finance Corp. Sec. Notes 10.75% due 01/15/2017(4)		2,448,849	2,657,001
Downstream Development Authority of the Quapaw Tribe of Oklahoma Senior Sec. Notes 10.50% due 07/01/2019*		755,000	815,400
Station Casinos LLC Company Guar. Notes 3.66% due 06/18/2018		1,095,000	941,700

			6,121,674

Casino Services — 0.4%
Chukchansi Economic Development Authority Sec. Notes 9.75% due 05/30/2020*		987,091	584,851
Graton Economic Development Authority Senior Sec. Notes 9.63% due 09/01/2019*		950,000	1,017,687
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015		293,000	312,778
Greektown Superholdings, Inc. Sec. Notes, Series B 13.00% due 07/01/2015		450,000	480,375
Scientific Games International, Inc. Company Guar. Notes 6.25% due 09/01/2020*		442,000	456,365

			2,852,056

Cellular Telecom — 0.6%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016		1,620,000	1,715,175
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020		990,000	1,009,800
Sprint Nextel Corp. Senior Notes 7.00% due 08/15/2020		918,000	1,002,915

			3,727,890

Chemicals-Diversified — 0.2%
Olin Corp. Senior Notes 5.50% due 08/15/2022		980,000	1,021,650

Chemicals-Other — 0.1%
Taminco Global Chemical Corp. Sec. Notes 9.75% due 03/31/2020*		870,000	952,650

Chemicals-Specialty — 0.3%
Lubrizol Corp. Company Guar. Notes 6.50% due 10/01/2034		248,000	342,198
NewMarket Corp. Company Guar. Notes 4.10% due 12/15/2022*		220,000	223,853
Tronox Finance LLC Company Guar. Notes 6.38% due 08/15/2020*		1,460,000	1,474,600

			2,040,651

Coal — 0.5%
Alpha Natural Resources, Inc. Company Guar. Notes 6.00% due 06/01/2019		1,155,000	1,062,600
Arch Coal, Inc. Company Guar. Notes 9.88% due 06/15/2019*		965,000	1,003,600
Penn Virginia Resource Partners LP/Penn Virginia Resource Finance Corp. II Company Guar. Notes 8.38% due 06/01/2020*		1,140,000	1,228,350

			3,294,550

Commercial Services — 0.4%
Ceridian Corp. Senior Sec. Notes 8.88% due 07/15/2019*		1,350,000	1,464,750
Live Nation Entertainment, Inc. Company Guar. Notes 7.00% due 09/01/2020*		950,000	991,562

			2,456,312

Commercial Services-Finance — 0.4%
Equifax, Inc. Senior Notes 3.30% due 12/15/2022		390,000	386,857
Harland Clarke Holdings Corp. Senior Sec. Notes 9.75% due 08/01/2018*		700,000	680,750
iPayment, Inc. Company Guar. Notes 10.25% due 05/15/2018		560,000	449,400
Western Union Co. Senior Notes 2.38% due 12/10/2015		160,000	160,741
Western Union Co. Notes 2.88% due 12/10/2017		668,000	661,887

			2,339,635

Communications Software — 0.1%
Aspect Software, Inc. Sec. Notes 10.63% due 05/15/2017		615,000	556,575

Computer Aided Design — 0.2%
Autodesk, Inc. Senior Notes 1.95% due 12/15/2017		658,000	654,730
Autodesk, Inc. Senior Notes 3.60% due 12/15/2022		562,000	564,478

			1,219,208

Computer Services — 0.3%
Affiliated Computer Services, Inc. Senior Notes 5.20% due 06/01/2015		399,000	428,891
International Business Machines Corp. Senior Notes 6.22% due 08/01/2027		375,000	507,363
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*		1,025,000	1,048,063

			1,984,317

Consulting Services — 0.1%
FTI Consulting, Inc. Company Guar. Notes 6.75% due 10/01/2020		940,000	1,003,450

Consumer Products-Misc. — 0.4%
American Achievement Corp. Sec. Notes 10.88% due 04/15/2016*		767,000	655,785
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 5.75% due 10/15/2020*		1,100,000	1,135,750
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Company Guar. Notes 9.88% due 08/15/2019		1,000,000	1,070,000

			2,861,535

Containers-Metal/Glass — 0.4%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019		684,000	760,950
Crown Cork & Seal Co., Inc. Senior Notes 7.38% due 12/15/2026		1,770,000	1,964,700

			2,725,650

Containers-Paper/Plastic — 0.5%
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. Company Guar. Notes 10.13% due 07/15/2020*		650,000	695,500
Packaging Dynamics Corp. Senior Sec. Notes 8.75% due 02/01/2016*		790,000	825,550
Sealed Air Corp. Senior Notes 6.50% due 12/01/2020*		754,000	814,320
Tekni-Plex, Inc. Senior Sec. Notes 9.75% due 06/01/2019*		847,000	923,230

			3,258,600

Data Processing/Management — 0.3%
First Data Corp. Senior Sec. Notes 6.75% due 11/01/2020*		1,741,000	1,758,410

Direct Marketing — 0.1%
Catalina Marketing Corp. Company Guar. Notes 11.63% due 10/01/2017*(5)		850,100	858,601

Disposable Medical Products — 0.1%
CR Bard, Inc. Senior Notes 1.38% due 01/15/2018		438,000	440,313

Diversified Banking Institutions — 2.1%
Ally Financial, Inc. Company Guar. Notes 5.50% due 02/15/2017		1,045,000	1,117,902
BAC Capital Trust XIII FRS Limited Guar. Notes 4.00% due 01/31/2013(3)		1,070,000	897,332
Bank of America Corp. Sub. Notes 5.42% due 03/15/2017		360,000	394,330
Bank of America Corp. Senior Notes 5.75% due 12/01/2017		297,000	346,182
Bank of America Corp. Senior Notes 5.88% due 01/05/2021		430,000	514,831
Citigroup, Inc. Sub. Notes 5.88% due 02/22/2033		754,000	799,113
Citigroup, Inc. Jr. Sub. Notes 5.90% due 02/15/2023(3)		355,000	358,472
GMAC LLC Sub. Notes 8.00% due 12/31/2018		2,327,000	2,722,590
Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/2018		828,000	972,708
Goldman Sachs Group, Inc. Sub. Notes 6.75% due 10/01/2037		1,151,000	1,304,459
JPMorgan Chase & Co. FRS Jr. Sub Notes 7.90% due 04/30/2018(3)		304,000	344,435
JPMorgan Chase Capital XXIII FRS Limited Guar. Bonds 1.31% due 05/15/2047		140,000	106,390
Morgan Stanley Senior Notes 4.75% due 03/22/2017		756,000	824,767
Morgan Stanley Sub. Notes 4.88% due 11/01/2022		393,000	406,910
Morgan Stanley Senior Notes 5.75% due 01/25/2021		959,000	1,095,212
Morgan Stanley Senior Notes 6.25% due 08/09/2026		138,000	161,958
Morgan Stanley Senior Notes 6.38% due 07/24/2042		782,000	916,742
Nations Bank Corp. Sub. Notes 7.25% due 10/15/2025		117,000	137,427

			13,421,760

Diversified Financial Services — 0.6%
Associates Corp. of North America Senior Notes 6.95% due 11/01/2018		620,000	746,852
General Electric Capital Corp. Senior Sec. Notes 2.10% due 12/11/2019		401,000	402,133
General Electric Capital Corp. Senior Notes 4.65% due 10/17/2021		467,000	532,864
General Electric Capital Corp. Senior Notes 5.55% due 05/04/2020		456,000	542,083
General Electric Capital Corp. Senior Notes 6.75% due 03/15/2032		1,350,000	1,753,291

			3,977,223

Diversified Manufacturing Operations — 0.4%
Carlisle Cos., Inc. Senior Notes 3.75% due 11/15/2022		499,000	494,196
JB Poindexter & Co., Inc. Senior Notes 9.00% due 04/01/2022*		1,325,000	1,369,719
Textron, Inc. Senior Notes 4.63% due 09/21/2016		780,000	849,573

			2,713,488

Electric-Distribution — 0.2%
Narragansett Electric Co. Senior Notes 4.17% due 12/10/2042*		413,000	409,221
Oglethorpe Power Corp. 1st. Mtg. Notes 4.20% due 12/01/2042		817,000	800,060

			1,209,281

Electric-Generation — 0.7%
AES Corp. Senior Notes 8.00% due 10/15/2017		1,020,000	1,178,100
Allegheny Energy Supply Co. LLC Senior Notes 6.75% due 10/15/2039*		1,806,000	1,979,031
Edison Mission Energy Senior Notes 7.63% due 05/15/2027†(11)		1,475,000	781,750
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series B 9.24% due 07/02/2017		372,826	411,041

			4,349,922

Electric-Integrated — 0.9%
CMS Energy Corp. Senior Notes 2.75% due 05/15/2014		207,000	209,919
Commonwealth Edison Co. 1st Mtg. Notes 3.80% due 10/01/2042		227,000	222,857
Dominion Resources, Inc. Senior Notes 4.90% due 08/01/2041		388,000	434,748
Dominion Resources, Inc. Senior Notes 5.25% due 08/01/2033		525,000	598,548
Entergy Louisiana LLC 1st. Mtg. Notes 3.30% due 12/01/2022		237,000	237,275
Entergy Mississippi, Inc. 1st Mtg. Notes 3.10% due 07/01/2023		802,000	791,633
Exelon Generation Co. LLC Senior Notes 5.60% due 06/15/2042*		886,000	949,728
Florida Power Corp. 1st. Mtg. Notes 3.85% due 11/15/2042		404,000	391,834
Georgia Power Co. Senior Notes 3.00% due 04/15/2016		180,000	192,407
Great Plains Energy, Inc. Senior Notes 5.29% due 06/15/2022		310,000	348,365
Mirant Mid Atlantic LLC Pass-Through Trust Pass Through Certs., Series B 9.13% due 06/30/2017		435,358	474,540
PPL Capital Funding, Inc. Company Guar. Notes 3.50% due 12/01/2022		415,000	422,427
Southern California Edison Co. 1st. Mtg. Notes 3.90% due 12/01/2041		490,000	497,330

			5,771,611

Electronic Components-Semiconductors — 0.4%
Amkor Technology, Inc. Senior Notes 6.38% due 10/01/2022		1,000,000	985,000
Amkor Technology, Inc. Senior Notes 6.63% due 06/01/2021		917,000	914,708
Intel Corp. Senior Notes 4.00% due 12/15/2032		814,000	809,107

			2,708,815

Enterprise Software/Service — 0.2%
Epicor Software Corp. Company Guar. Notes 8.63% due 05/01/2019		1,535,000	1,611,750

Finance-Auto Loans — 0.3%
American Honda Finance Corp. Notes 1.00% due 08/11/2015*		488,000	490,751
General Motors Financial Co., Inc. Company Guar. Notes 4.75% due 08/15/2017*		450,000	473,170
General Motors Financial Co., Inc. Company Guar. Notes 6.75% due 06/01/2018		675,000	774,349

			1,738,270

Finance-Commercial — 0.1%
Textron Financial Corp. Senior Notes 5.40% due 04/28/2013		377,000	382,208

Finance-Investment Banker/Broker — 0.2%
Bear Stearns Cos. LLC Sub. Notes 5.55% due 01/22/2017		636,000	717,222
Lehman Brothers Holdings, Inc. Escrow Notes 6.75% due 12/28/2017†(9)		280,000	28
Lehman Brothers Holdings, Inc. Escrow Notes 7.50% due 05/11/2038†(9)		361,000	36
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/2016		400,000	440,343
Merrill Lynch & Co., Inc. Sub. Notes 7.75% due 05/14/2038		134,000	174,428

			1,332,057

Finance-Leasing Companies — 0.6%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017		2,318,000	2,457,080
Boeing Capital Corp. Senior Notes 2.13% due 08/15/2016		542,000	564,075
Boeing Capital Corp. Senior Notes 2.90% due 08/15/2018		183,000	197,303
Milestone Aviation Group LLC Senior Notes 8.63% due 12/15/2017*		907,000	909,267

			4,127,725

Finance-Other Services — 0.3%
National Rural Utilities Cooperative Finance Corp. Collateral Trust Bonds 1.00% due 02/02/2015		279,000	281,067
SquareTwo Financial Corp. Sec. Notes 11.63% due 04/01/2017		1,509,000	1,429,777

			1,710,844

Financial Guarantee Insurance — 0.2%
Assured Guaranty Municipal Holdings, Inc. FRS Company Guar. Notes 6.40% due 12/15/2066*		1,360,000	1,088,000

Firearms & Ammunition — 0.1%
FGI Operating Co., LLC/FGI Finance, Inc. Sec. Notes 7.88% due 05/01/2020*		625,000	643,750

Food-Dairy Products — 0.1%
Land O’ Lakes, Inc. Senior Notes 6.00% due 11/15/2022*		610,000	660,325

Gambling (Non-Hotel) — 0.1%
Waterford Gaming LLC Senior Notes 8.63% due 09/15/2014*(8)(9)		880,853	418,405

Gas-Distribution — 0.0%
Southern Union Co. Senior Notes 7.60% due 02/01/2024		240,000	305,639

Gas-Transportation — 0.0%
Northern Natural Gas Co. Senior Notes 4.10% due 09/15/2042*		262,000	263,150

Home Decoration Products — 0.1%
Newell Rubbermaid, Inc. Senior Notes 2.05% due 12/01/2017		462,000	468,144

Home Furnishings — 0.4%
Norcraft Cos. LP/Norcraft Finance Corp. Sec. Notes 10.50% due 12/15/2015		1,033,000	1,040,747
Sealy Mattress Co. Company Guar. Notes 8.25% due 06/15/2014		1,239,000	1,242,110
Tempur-Pedic International, Inc. Company Guar. Notes 6.88% due 12/15/2020*		140,000	144,025

			2,426,882

Independent Power Producers — 0.5%
Calpine Corp. Senior Sec. Notes 7.88% due 07/31/2020*		774,000	868,815
GenOn Energy, Inc. Senior Notes 9.50% due 10/15/2018		695,000	820,100
NRG Energy, Inc. Company Guar. Notes 6.63% due 03/15/2023*		575,000	615,250
NRG Energy, Inc. Company Guar. Notes 7.63% due 01/15/2018		190,000	210,900
NRG Energy, Inc. Company Guar. Notes 8.25% due 09/01/2020		430,000	481,600

			2,996,665

Insurance-Life/Health — 0.3%
Principal Financial Group, Inc. Company Guar. Notes 1.85% due 11/15/2017		260,000	261,376
Principal Life Global Funding II Sec. Notes 1.00% due 12/11/2015*		699,000	697,970
Prudential Financial, Inc. Senior Notes 4.75% due 09/17/2015		619,000	678,515
Prudential Financial, Inc. FRS Jr. Sub. Notes 5.63% due 06/15/2043		628,000	650,796

			2,288,657

Insurance-Multi-line — 0.3%
Genworth Financial, Inc. Senior Notes 7.63% due 09/24/2021		1,025,000	1,131,158
Metropolitan Life Global Funding I Senior Sec. Notes 2.50% due 09/29/2015*		727,000	758,375

			1,889,533

Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Senior Notes 5.75% due 03/15/2014*		195,000	204,214
New York Life Global Funding Sec. Notes 1.65% due 05/15/2017*		829,000	844,252

			1,048,466

Marine Services — 0.3%
Great Lakes Dredge & Dock Corp. Company Guar. Notes 7.38% due 02/01/2019		1,826,000	1,958,385

Medical Instruments — 0.3%
Accellent, Inc. Senior Sec. Notes 8.38% due 02/01/2017		1,965,000	2,063,250

Medical Products — 0.3%
Becton Dickinson and Co. Senior Notes 7.00% due 08/01/2027		370,000	502,776
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*		475,000	504,688
Universal Hospital Services, Inc. Sec. Notes 7.63% due 08/15/2020*		929,000	978,934

			1,986,398

Medical-Biomedical/Gene — 0.1%
Gilead Sciences, Inc. Senior Notes 4.40% due 12/01/2021		308,000	351,109

Medical-Drugs — 0.8%
AbbVie, Inc. Company Guar. Notes 1.20% due 11/06/2015*		733,000	737,897
AbbVie, Inc. Company Guar. Notes 2.00% due 11/06/2018*		902,000	913,658
AbbVie, Inc. Company Guar. Notes 4.40% due 11/06/2042*		408,000	433,759
Endo Pharmaceuticals Holdings, Inc. Company Guar. Notes 7.00% due 07/15/2019		925,000	986,281
Johnson & Johnson Notes 5.55% due 08/15/2017		405,000	488,624
Merck & Co., Inc. Senior Notes 1.10% due 01/31/2018		707,000	706,442
Valeant Pharmaceuticals International Company Guar. Notes 6.88% due 12/01/2018*		1,075,000	1,158,313

			5,424,974

Medical-Generic Drugs — 0.4%
Mylan, Inc. Company Guar. Notes 3.13% due 01/15/2023*		803,000	796,074
Mylan, Inc. Company Guar. Notes 7.88% due 07/15/2020*		687,000	811,870
Watson Pharmaceuticals, Inc. Senior Notes 1.88% due 10/01/2017		278,000	281,655
Watson Pharmaceuticals, Inc. Senior Notes 3.25% due 10/01/2022		277,000	282,775
Watson Pharmaceuticals, Inc. Senior Notes 4.63% due 10/01/2042		229,000	238,420

			2,410,794

Medical-HMO — 0.6%
AMERIGROUP Corp. Senior Notes 7.50% due 11/15/2019		1,025,000	1,230,000
Cigna Corp. Senior Notes 4.00% due 02/15/2022		1,046,000	1,143,439
Cigna Corp. Senior Notes 5.38% due 02/15/2042		336,000	391,194
Cigna Corp. Senior Notes 6.15% due 11/15/2036		145,000	176,770
UnitedHealth Group, Inc. Senior Notes 2.75% due 02/15/2023		436,000	439,922
WellPoint, Inc. Senior Notes 1.25% due 09/10/2015		708,000	713,599

			4,094,924

Medical-Hospitals — 1.2%
Capella Healthcare, Inc. Company Guar. Notes 9.25% due 07/01/2017		1,855,000	1,989,488
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020		365,000	410,625
HCA, Inc. Senior Notes 7.50% due 11/15/2095		2,325,000	2,005,312
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.38% due 05/15/2019		2,192,000	2,071,440
Tenet Healthcare Corp. Senior Notes 6.75% due 02/01/2020*		1,245,000	1,282,350

			7,759,215

Metal Processors & Fabrication — 0.1%
Precision Castparts Corp. Senior Notes 1.25% due 01/15/2018		436,000	436,720

Metal-Iron — 0.1%
Cliffs Natural Resources, Inc. Senior Notes 3.95% due 01/15/2018		597,000	600,870

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*		450,000	495,562

MRI/Medical Diagnostic Imaging — 0.3%
Radnet Management, Inc. Company Guar. Notes 10.38% due 04/01/2018		1,840,000	1,872,200

Multimedia — 0.3%
CC Holdings GS V LLC Senior Sec. Notes 2.38% due 12/15/2017*		275,000	276,344
CC Holdings GS V LLC Senior Sec. Notes 3.85% due 04/15/2023*		520,000	529,002
News America, Inc. Company Guar. Notes 6.55% due 03/15/2033		603,000	725,784
Time Warner Entertainment Co. LP Company Guar. Notes 8.38% due 07/15/2033		385,000	561,896

			2,093,026

Music — 0.2%
WMG Acquisition Corp. Senior Sec. Notes 6.00% due 01/15/2021*		1,080,000	1,139,400

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(6)(7)(8)(9)		500,000	0

Non-Hazardous Waste Disposal — 0.3%
Casella Waste Systems, Inc. Company Guar. Notes 7.75% due 02/15/2019*		2,053,000	1,950,350

Non-Profit Charity — 0.1%
Catholic Health Initiatives Sec. Notes 2.95% due 11/01/2022		613,000	618,731
Catholic Health Initiatives Sec. Notes 4.35% due 11/01/2042		343,000	349,802

			968,533

Oil & Gas Drilling — 0.3%
Hercules Offshore, Inc. Sec. Notes 10.50% due 10/15/2017*		635,000	684,212
Rowan Cos., Inc. Company Guar. Notes 4.88% due 06/01/2022		684,000	742,871
Rowan Cos., Inc. Company Guar. Notes 5.40% due 12/01/2042		712,000	721,045

			2,148,128

Oil Companies-Exploration & Production — 2.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. Company Guar. Notes 9.63% due 10/15/2018		920,000	947,600
Apache Corp. Senior Notes 4.25% due 01/15/2044		655,000	669,198
Chaparral Energy, Inc. Company Guar. Notes 7.63% due 11/15/2022		526,000	552,300
Chaparral Energy, Inc. Company Guar. Notes 8.25% due 09/01/2021		635,000	688,975
Chesapeake Energy Corp. Company Guar. Notes 9.50% due 02/15/2015		880,000	994,400
Encore Acquisition Co. Company Guar. Notes 9.50% due 05/01/2016		720,000	774,000
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020		405,000	456,638
EP Energy LLC/Everest Acquisition Finance, Inc. Company Guar. Notes 7.75% due 09/01/2022		593,000	628,580
EPL Oil & Gas, Inc. Company Guar. Notes 8.25% due 02/15/2018*		990,000	1,017,225
EV Energy Partners LP/EV Energy Finance Corp. Company Guar. Notes 8.00% due 04/15/2019		1,060,000	1,124,925
Halcon Resources Corp. Company Guar. Notes 8.88% due 05/15/2021*		1,000,000	1,060,000
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 6.25% due 11/01/2019*		827,000	831,135
Linn Energy LLC/Linn Energy Finance Corp. Company Guar. Notes 8.63% due 04/15/2020		635,000	692,150
Milagro Oil & Gas, Inc. Sec. Notes 10.50% due 05/15/2016		959,000	709,660
Newfield Exploration Co. Senior Notes 5.63% due 07/01/2024		585,000	631,800
Pioneer Natural Resources Co. Senior Notes 3.95% due 07/15/2022		296,000	310,171
Pioneer Natural Resources Co. Company Guar. Notes 5.88% due 07/15/2016		754,000	854,953
Plains Exploration & Production Co. Company Guar. Notes 6.13% due 06/15/2019		565,000	615,850
Plains Exploration & Production Co. Company Guar. Notes 6.88% due 02/15/2023		761,000	869,443
QEP Resources, Inc. Senior Notes 6.88% due 03/01/2021		754,000	868,985
Samson Investment Co. Senior Notes 9.75% due 02/15/2020*		1,115,000	1,179,112
SandRidge Energy, Inc. Company Guar. Notes 7.50% due 02/15/2023		610,000	652,700
Union Pacific Resources Group, Inc. Senior Notes 7.15% due 05/15/2028		687,000	829,633

			17,959,433

Oil Companies-Integrated — 0.3%
Marathon Petroleum Corp. Senior Notes 6.50% due 03/01/2041		179,000	226,803
Murphy Oil Corp. Senior Notes 2.50% due 12/01/2017		552,000	555,404
Murphy Oil Corp. Senior Notes 5.13% due 12/01/2042		1,226,000	1,193,206

			1,975,413

Oil Refining & Marketing — 0.3%
Alon Refining Krotz Springs, Inc. Senior Sec. Notes 13.50% due 10/15/2014		735,000	784,613
Reliance Holdings USA, Inc. Company Guar. Notes 5.40% due 02/14/2022		550,000	615,162
Western Refining, Inc. Senior Sec. Notes 11.25% due 06/15/2017*		365,000	399,219

			1,798,994

Oil-Field Services — 0.5%
Exterran Holdings, Inc. Company Guar. Notes 7.25% due 12/01/2018		935,000	991,100
Green Field Energy Services, Inc. Senior Sec. Notes 13.25% due 11/15/2016*		1,091,000	1,091,000
Hiland Partners LP/Hiland Partners Finance Corp. Company Guar. Notes 7.25% due 10/01/2020*		500,000	535,000
Oil States International, Inc. Company Guar. Notes 6.50% due 06/01/2019		700,000	745,500

			3,362,600

Paper & Related Products — 0.7%
Boise Cascade LLC/Boise Cascade Finance Corp. Company Guar. Notes 6.38% due 11/01/2020*		1,000,000	1,030,000
Georgia-Pacific LLC Company Guar. Notes 5.40% due 11/01/2020*		1,066,000	1,268,150
Longview Fibre Paper & Packaging, Inc. Senior Sec. Notes 8.00% due 06/01/2016*		941,000	988,050
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020		1,012,000	1,037,300

			4,323,500

Pipelines — 1.6%
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 4.88% due 05/15/2023		380,000	385,700
Access Midstream Partners LP/ACMP Finance Corp. Company Guar. Notes 6.13% due 07/15/2022		1,020,000	1,099,050
Atlas Pipeline Partners LP/Atlas Pipeline Finance Corp. Company Guar. Notes 6.63% due 10/01/2020*		775,000	802,125
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 7.13% due 04/01/2021		710,000	762,363
El Paso Pipeline Partners Operating Co. LLC Company Guar. Notes 4.70% due 11/01/2042		605,000	593,171
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020		1,100,000	1,270,500
Energy Transfer Partners LP Senior Notes 6.50% due 02/01/2042		657,000	804,389
Genesis Energy LP/Genesis Energy Finance Corp. Company Guar. Notes 7.88% due 12/15/2018		805,000	859,338
Inergy Midstream LP/NRGM Finance Corp. Company Guar. Notes 6.00% due 12/15/2020*		840,000	867,300
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 5.50% due 02/15/2023		275,000	298,375
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.50% due 08/15/2021		945,000	1,032,412
Southern Star Central Corp. Senior Notes 6.75% due 03/01/2016		650,000	661,375
Targa Resources Partners LP/Targa Resources Partners Finance Corp. Company Guar. Notes 5.25% due 05/01/2023*		918,000	950,130
Western Gas Partners LP Senior Notes 4.00% due 07/01/2022		166,000	174,713

			10,560,941

Printing-Commercial — 0.3%
RR Donnelley & Sons Co. Senior Notes 8.25% due 03/15/2019		1,000,000	1,010,000
Valassis Communications, Inc. Company Guar. Notes 6.63% due 02/01/2021		990,000	1,049,400

			2,059,400

Private Corrections — 0.0%
Geo Group, Inc. Company Guar. Notes 6.63% due 02/15/2021		47,000	52,170

Publishing-Newspapers — 0.2%
McClatchy Co. Senior Sec. Notes 9.00% due 12/15/2022*		1,275,000	1,302,094

Radio — 0.1%
Entercom Radio LLC Company Guar. Notes 10.50% due 12/01/2019		850,000	935,000

Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Company Guar. Notes 4.95% due 04/15/2018		281,000	307,346
Camden Property Trust Senior Notes 2.95% due 12/15/2022		397,000	387,068
HCP, Inc. Senior Notes 3.75% due 02/01/2016		200,000	212,267
Host Hotels & Resorts LP Company Guar. Notes 4.75% due 03/01/2023		92,000	97,520
Host Hotels & Resorts LP Senior Notes 5.25% due 03/15/2022		554,000	606,630
Omega Healthcare Investors, Inc. Company Guar. Notes 5.88% due 03/15/2024		957,000	1,014,420
Sabra Health Care LP/Sabra Capital Corp. Company Guar. Notes 8.13% due 11/01/2018		1,525,000	1,626,031

			4,251,282

Real Estate Management/Services — 0.2%
Kennedy-Wilson, Inc. Company Guar. Notes 8.75% due 04/01/2019		1,515,000	1,613,475

Real Estate Operations & Development — 0.2%
First Industrial LP Senior Notes 5.75% due 01/15/2016		1,535,000	1,620,604

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(8)(9)		3,285,000	124

Rental Auto/Equipment — 0.3%
Ashtead Capital, Inc. Sec. Notes 6.50% due 07/15/2022*		425,000	461,125
H&E Equipment Services, Inc. Company Guar. Notes 7.00% due 09/01/2022*		1,140,000	1,214,100
HDTFS, Inc. Company Guar. Notes 5.88% due 10/15/2020*		450,000	470,250

			2,145,475

Retail-Apparel/Shoe — 0.3%
CDR DB Sub, Inc. Senior Notes 7.75% due 10/15/2020*		800,000	798,000
Limited Brands, Inc. Company Guar. Notes 6.63% due 04/01/2021		820,000	938,900

			1,736,900

Retail-Drug Store — 0.4%
CVS Caremark Corp. Senior Notes 6.13% due 09/15/2039		520,000	665,475
CVS Pass-Through Trust Pass Through Certs. 5.77% due 01/10/2033*		239,513	282,411
CVS Pass-Through Trust Pass Through Certs. 5.93% due 01/10/2034*		620,772	746,937
Rite Aid Corp. Senior Sec. Notes 8.00% due 08/15/2020		600,000	685,500

			2,380,323

Retail-Office Supplies — 0.3%
Office Depot, Inc. Senior Sec. Notes 9.75% due 03/15/2019*		1,625,000	1,706,250

Retail-Pet Food & Supplies — 0.1%
Radio Systems Corp. Sec. Notes 8.38% due 11/01/2019*		836,000	871,530

Retail-Propane Distribution — 0.1%
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 6.75% due 05/20/2020		160,000	175,600
AmeriGas Finance LLC/AmeriGas Finance Corp. Company Guar. Notes 7.00% due 05/20/2022		640,000	712,000

			887,600

Retail-Restaurants — 0.9%
Dave & Buster’s, Inc. Company Guar. Notes 11.00% due 06/01/2018		1,095,000	1,226,400
Landry’s Holdings II, Inc. Senior Notes 10.25% due 01/01/2018*		760,000	756,200
Landry’s, Inc. Senior Notes 9.38% due 05/01/2020*		1,566,000	1,652,130
Wok Acquisition Corp. Company Guar. Notes 10.25% due 06/30/2020*		1,808,000	1,923,260

			5,557,990

Retail-Toy Stores — 0.3%
Toys R Us Property Co. II LLC Senior Sec. Notes 8.50% due 12/01/2017		1,625,000	1,722,500

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC Escrow Notes 11.00% due 06/01/2007†(6)(7)(8)(9)		100,000	0

Savings & Loans/Thrifts — 0.5%
Astoria Financial Corp. Senior Notes 5.00% due 06/19/2017		839,000	891,571
First Niagara Financial Group, Inc. Sub. Notes 7.25% due 12/15/2021		915,000	1,091,521
People’s United Financial, Inc. Senior Notes 3.65% due 12/06/2022		1,152,000	1,157,991
Santander Holdings USA, Inc. Senior Notes 3.00% due 09/24/2015		300,000	305,502

			3,446,585

Schools — 0.1%
Northwestern University Bonds 4.20% due 12/01/2047		386,000	412,325
University of Pennsylvania Senior Notes 4.67% due 09/01/2112		292,000	325,936

			738,261

Security Services — 0.2%
ADT Corp. Senior Notes 2.25% due 07/15/2017*		628,000	623,012
ADT Corp. Senior Notes 3.50% due 07/15/2022*		626,000	608,843

			1,231,855

Shipbuilding — 0.1%
Huntington Ingalls Industries, Inc. Company Guar. Notes 6.88% due 03/15/2018		480,000	522,000

Special Purpose Entities — 0.2%
MassMutual Global Funding II Senior Sec. Notes 2.00% due 04/05/2017*		856,000	881,944
MassMutual Global Funding II Sec. Notes 2.50% due 10/17/2022*		345,000	339,209

			1,221,153

Steel Pipe & Tube — 0.2%
JMC Steel Group, Inc. Senior Notes 8.25% due 03/15/2018*		1,490,000	1,557,050

Steel-Producers — 0.3%
AK Steel Corp. Senior Sec. Notes 8.75% due 12/01/2018*		935,000	986,425
Gerdau Holdings, Inc. Company Guar. Notes 7.00% due 01/20/2020		425,000	494,062
Ryerson, Inc./Joseph T Ryerson & Son, Inc. Senior Sec. Notes 9.00% due 10/15/2017*		800,000	816,000

			2,296,487

Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 7.88% due 12/01/2020		1,165,000	1,278,587

Telecom Services — 0.4%
BellSouth Telecommunications, Inc. Senior Notes 6.38% due 06/01/2028		251,000	300,590
Consolidated Communications Finance Co. Company Guar. Notes 10.88% due 06/01/2020*		825,000	907,500
PAETEC Holding Corp. Senior Sec. Notes 8.88% due 06/30/2017		1,550,000	1,662,375

			2,870,465

Telephone-Integrated — 1.3%
AT&T, Inc. Senior Notes 2.63% due 12/01/2022		389,000	389,640
AT&T, Inc. Senior Notes 4.30% due 12/15/2042*		461,000	463,007
AT&T, Inc. Senior Notes 4.35% due 06/15/2045*		529,000	531,378
AT&T, Inc. Senior Notes 6.50% due 09/01/2037		506,000	661,785
BellSouth Corp. Senior Notes 6.55% due 06/15/2034		430,000	515,539
CenturyLink, Inc. Senior Notes 5.80% due 03/15/2022		1,025,000	1,083,555
Frontier Communications Corp. Senior Notes 8.13% due 10/01/2018		1,600,000	1,840,000
Frontier Communications Corp. Senior Notes 9.25% due 07/01/2021		99,000	116,078
Sprint Capital Corp. Company Guar. Notes 8.75% due 03/15/2032		1,850,000	2,261,625
Verizon Communications, Inc. Senior Notes 6.40% due 02/15/2038		231,000	312,744

			8,175,351

Television — 0.3%
Gray Television, Inc. Company Guar. Notes 7.50% due 10/01/2020*		1,025,000	1,048,063
Local TV Finance LLC Senior Notes 9.25% due 06/15/2015*(4)		681,081	688,743

			1,736,806

Theaters — 0.2%
Cinemark USA, Inc. Company Guar. Notes 5.13% due 12/15/2022*		845,000	855,562
National CineMedia LLC Senior Sec. Notes 6.00% due 04/15/2022		680,000	720,800

			1,576,362

Transport-Rail — 0.1%
Norfolk Southern Corp. Senior Notes 6.00% due 05/23/2111		402,000	488,110

Transport-Services — 0.4%
Bristow Group, Inc. Company Guar. Notes 6.25% due 10/15/2022		675,000	722,250
ERA Group, Inc. Company Guar. Notes 7.75% due 12/15/2022*		1,045,000	1,026,712
Ryder System, Inc. Senior Notes 2.50% due 03/01/2018		751,000	765,901

			2,514,863

Travel Services — 0.2%
Sabre, Inc. Senior Sec. Notes 8.50% due 05/15/2019*		1,555,000	1,656,075

Trucking/Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp. Notes 3.13% due 05/11/2015*		437,000	445,889

Wire & Cable Products — 0.2%
Coleman Cable, Inc. Company Guar. Notes 9.00% due 02/15/2018		250,000	268,750
International Wire Group Holdings, Inc. Senior Sec. Notes 8.50% due 10/15/2017*		800,000	808,000

			1,076,750

Wireless Equipment — 0.0%
Motorola, Inc. Senior Notes 6.63% due 11/15/2037		11,445	13,137

Total U.S. CORPORATE BONDS & NOTES (cost $279,314,097)			286,493,726

FOREIGN CORPORATE BONDS & NOTES — 11.1%
Auto-Cars/Light Trucks — 0.1%
Volkswagen International Finance NV Company Guar. Notes 1.60% due 11/20/2017*		580,000	579,021

Banks-Commercial — 2.0%
Axis Bank, Ltd. Senior Notes 5.13% due 09/05/2017		500,000	528,836
Banco Bradesco SA Senior Notes 4.50% due 01/12/2017*		325,000	346,125
Banco de Bogota SA Senior Notes 5.00% due 01/15/2017*		260,000	280,150
Banco do Brasil SA Sub. Notes 5.88% due 01/26/2022*		440,000	485,100
Bank of Ceylon Senior Notes 6.88% due 05/03/2017*		450,000	483,750
Bank of Montreal Senior Notes 1.40% due 09/11/2017		992,000	995,772
Barclays Bank PLC Sub. Notes 6.05% due 12/04/2017*		314,000	347,406
Development Bank of Kazakhstan JSC Senior Notes 4.13% due 12/10/2022*		350,000	352,625
HSBC Bank PLC Senior Notes 3.50% due 06/28/2015*		825,000	875,078
ING Bank NV Notes 2.00% due 09/25/2015*		1,499,000	1,510,093
LBG Capital No.1 PLC FRS Bank Guar. Notes 8.00% due 06/15/2020*(3)		862,000	892,170
Malayan Banking Bhd Sub. Notes 3.25% due 09/20/2022		500,000	498,657
National Australia Bank, Ltd. Senior Notes 1.60% due 08/07/2015		969,000	983,554
National Bank of Canada Bank Guar. Notes 1.45% due 11/07/2017		1,455,000	1,456,621
PKO Finance AB Senior Notes 4.63% due 09/26/2022*		470,000	494,675
Russian Agricultural Bank OJSC Via RSHB Capital SA Senior Notes 5.30% due 12/27/2017*		440,000	471,900
Sberbank of Russia Via SB Capital SA Senior Notes 6.13% due 02/07/2022		500,000	571,250
Turkiye Garanti Bankasi AS Senior Notes 5.25% due 09/13/2022*		575,000	618,125
Yapi ve Kredi Bankasi AS Senior Notes 6.75% due 02/08/2017		455,000	510,169

			12,702,056

Banks-Money Center — 0.1%
Royal Bank of Scotland NV FRS Bank Guar. Notes 1.11% due 03/09/2015		670,000	634,789

Banks-Special Purpose — 0.5%
Burgan Finance No. 1, Ltd. Senior Notes 7.88% due 09/29/2020		555,000	635,475
Development Bank of Kazakhstan JSC Senior Notes 5.50% due 12/20/2015		340,000	364,310
Kreditanstalt fuer Wiederaufbau Government Guar. Notes 3.75% due 09/25/2015	NOK	10,500,000	1,981,455

			2,981,240

Brewery — 0.2%
Heineken NV Senior Notes 1.40% due 10/01/2017*		394,000	392,811
Heineken NV Senior Notes 2.75% due 04/01/2023*		770,000	756,052

			1,148,863

Building & Construction Products-Misc. — 0.1%
Corp GEO SAB de CV Company Guar. Notes 9.25% due 06/30/2020*		470,000	505,250
Urbi Desarrollos Urbanos SAB de CV Company Guar. Notes 9.75% due 02/03/2022*		350,000	331,625

			836,875

Building Products-Wood — 0.2%
Ainsworth Lumber Co., Ltd. Senior Sec. Notes 7.50% due 12/15/2017*		1,018,000	1,066,355

Cellular Telecom — 0.0%
America Movil SAB de CV Senior Notes 3.13% due 07/16/2022		301,000	305,951

Chemicals-Diversified — 0.3%
Ineos Finance PLC Senior Sec. Notes 8.38% due 02/15/2019*		973,000	1,048,407
LyondellBasell Industries NV Senior Notes 5.75% due 04/15/2024		333,000	391,275
OXEA Finance/Cy SCA Senior Sec. Notes 9.50% due 07/15/2017*		753,000	824,535

			2,264,217

Chemicals-Specialty — 0.1%
Methanex Corp. Senior Notes 3.25% due 12/15/2019		713,000	717,147

Computers — 0.1%
Hewlett-Packard Co. Senior Notes 2.60% due 09/15/2017		397,000	386,740

Computers-Memory Devices — 0.2%
Seagate HDD Cayman Company Guar. Notes 7.75% due 12/15/2018		925,000	1,016,344

Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd. Senior Notes 5.25% due 11/15/2022		747,000	789,953

Diversified Banking Institutions — 0.1%
Royal Bank of Scotland Group PLC Senior Notes 2.55% due 09/18/2015		424,000	433,926

Diversified Manufacturing Operations — 0.1%
Pentair Finance SA Company Guar. Notes 1.35% due 12/01/2015*		402,000	401,644

Diversified Minerals — 0.4%
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.00% due 04/01/2017*		825,000	841,500
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.38% due 02/01/2016*		600,000	621,000
FMG Resources August 2006 Pty, Ltd. Company Guar. Notes 6.88% due 04/01/2022*		1,250,000	1,278,125
Volcan Cia Minera SAA Company Guar. Notes 5.38% due 02/02/2022*		118,000	130,390

			2,871,015

Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Senior Notes 5.88% due 12/13/2021*		200,000	238,700
Abu Dhabi National Energy Co. Senior Notes 6.17% due 10/25/2017		120,000	140,700
Comision Federal de Electricidad Senior Notes 4.88% due 05/26/2021*		500,000	566,250

			945,650

Electric-Integrated — 0.3%
Centrais Eletricas Brasileiras SA Senior Notes 5.75% due 10/27/2021		500,000	537,500
Dubai Electricity & Water Authority Senior Notes 7.38% due 10/21/2020		410,000	504,300
E.CL SA Senior Notes 5.63% due 01/15/2021		550,000	617,869
Empresas Publicas de Medellin ESP Senior Notes 8.38% due 02/01/2021	COP	266,000,000	173,886

			1,833,555

Electric-Transmission — 0.1%
Empresa de Energia de Bogota SA Senior Notes 6.13% due 11/10/2021*		360,000	404,100

Finance-Leasing Companies — 0.4%
AerCap Aviation Solutions BV Company Guar. Notes 6.38% due 05/30/2017		732,000	768,600
Aircastle, Ltd. Senior Notes 6.25% due 12/01/2019*		1,800,000	1,876,500

			2,645,100

Independent Power Producers — 0.1%
AES Drax Energy, Ltd. Senior Sec. Notes 11.50% due 8/30/2010†(7)(8)(9)(10)		725,000	0
PT Perusahaan Listrik Negara Senior Notes 5.50% due 11/22/2021*		500,000	565,000

			565,000

Insurance-Multi-line — 0.1%
Catlin Insurance Co., Ltd. FRS Jr. Sub. Notes 7.25% due 01/19/2017*(3)		997,000	994,508

Investment Companies — 0.1%
Temasek Financial I, Ltd. Company Guar. Notes 2.38% due 01/23/2023*		789,000	777,091

Medical-Drugs — 0.3%
Elan Finance PLC/Elan Finance Corp. Company Guar. Notes 6.25% due 10/15/2019*		675,000	705,375
Hypermarcas SA Senior Notes 6.50% due 04/20/2021*		310,000	335,575
Takeda Pharmaceutical Co., Ltd. Senior Notes 1.63% due 03/17/2017*		884,000	896,774

			1,937,724

Metal-Iron — 0.0%
OJSC Novolipetsk Steel via Steel Funding, Ltd. Notes 4.95% due 09/26/2019*		265,000	268,305

Municipal Bonds — 0.1%
City of Kyiv Via Kyiv Finance PLC Senior Notes 9.38% due 07/11/2016*		870,000	803,689

Oil & Gas Drilling — 0.3%
Transocean, Inc. Company Guar. Notes 2.50% due 10/15/2017		452,000	456,755
Transocean, Inc. Company Guar. Notes 3.80% due 10/15/2022		509,000	521,690
Transocean, Inc. Company Guar. Notes 6.80% due 03/15/2038		572,000	700,225
Transocean, Inc. Company Guar. Notes 7.50% due 04/15/2031		280,000	347,975

			2,026,645

Oil Companies-Exploration & Production — 0.5%
Anadarko Finance Co. Company Guar. Notes 7.50% due 05/01/2031		658,000	870,577
Gazprom OAO Via Gaz Capital SA Senior Notes 6.00% due 01/23/2021*		260,000	300,040
KazMunaiGaz Finance Sub BV Senior Notes 6.38% due 04/09/2021*		600,000	734,250
KazMunaiGas Finance Sub BV Company Guar. Notes 7.00% due 05/05/2020		500,000	622,500
PT Pertamina Persero Senior Notes 4.88% due 05/03/2022*		720,000	786,600

			3,313,967

Oil Companies-Integrated — 0.9%
BG Energy Capital PLC Company Guar. Notes 2.88% due 10/15/2016*		470,000	496,058
BP Capital Markets PLC Company Guar. Notes 1.85% due 05/05/2017		514,000	525,449
BP Capital Markets PLC Company Guar. Notes 2.25% due 11/01/2016		966,000	1,005,011
BP Capital Markets PLC Company Guar. Notes 2.50% due 11/06/2022		414,000	410,205
Petroleos de Venezuela SA Company Guar. Notes 5.38% due 04/12/2027		350,000	245,000
Petroleos de Venezuela SA Company Guar. Notes 8.50% due 11/02/2017		950,000	938,125
Petroleos Mexicanos Company Guar. Notes 4.88% due 01/24/2022		800,000	902,800
Petroleos Mexicanos Company Guar. Notes 5.50% due 06/27/2044*		371,000	408,100
Rosneft Oil Co via Rosneft International Finance, Ltd. Senior Notes 4.20% due 03/06/2022*		200,000	203,500
Total Capital International SA Company Guar. Notes 1.55% due 06/28/2017		755,000	766,640

			5,900,888

Oil-Field Services — 0.1%
Schlumberger Norge AS Company Guar. Notes 1.25% due 08/01/2017*		720,000	716,939

Paper & Related Products — 0.1%
Inversiones CMPC SA Company Guar. Notes 4.50% due 04/25/2022		600,000	614,852

Petrochemicals — 0.0%
Mexichem SAB de CV Company Guar. Notes 6.75% due 09/19/2042*		224,000	251,440

Pipelines — 0.0%
Transportadora de Gas Internacional SA ESP Senior Notes 5.70% due 03/20/2022*		200,000	221,000

Real Estate Operations & Development — 0.4%
Agile Property Holdings, Ltd. Senior Sec. Notes 9.88% due 03/20/2017		350,000	393,750
China Overseas Finance Cayman IV, Ltd. Company Guar. Notes 4.88% due 02/15/2017		440,000	475,638
Country Garden Holdings Co., Ltd. Senior Notes 11.13% due 02/23/2018		410,000	473,550
Mattamy Group Corp. Senior Notes 6.50% due 11/15/2020*		1,525,000	1,528,813

			2,871,751

Retail-Major Department Stores — 0.1%
LS Finance 2017, Ltd. Company Guar. Notes 5.25% due 01/26/2017		350,000	377,582

Satellite Telecom — 0.3%
Intelsat Luxembourg SA Company Guar. Notes 11.50% due 02/04/2017(4)		1,725,000	1,832,813

Savings & Loans/Thrifts — 0.2%
RBS Citizens Financial Group, Inc. Sub. Notes 4.15% due 09/28/2022*		1,025,000	1,045,960

Semiconductor Equipment — 0.2%
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance Co. Company Guar. Notes 10.50% due 04/15/2018		1,100,000	1,232,000

Sovereign — 0.1%
Perusahaan Penerbit SBSN Senior Notes 3.30% due 11/21/2022*		950,000	985,625

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS Sub. Notes 6.03% due 01/15/2015*†(8)(9)(10)(11)		1,330,000	0

Steel-Producers — 0.1%
Severstal OAO Via Steel Capital SA Senior Notes 5.90% due 10/17/2022*		475,000	480,344

SupraNational Banks — 0.2%
Eurasian Development Bank Senior Notes 8.00% due 10/05/2017	RUB	33,000,000	1,069,324

Telecom Services — 0.3%
UPCB Finance III, Ltd. Senior Sec. Notes 6.63% due 07/01/2020*		900,000	964,125
Wind Acquisition Holdings Finance SA Senior Sec. Notes 12.25% due 07/15/2017*(4)(18)		955,125	974,227

			1,938,352

Telephone-Integrated — 0.3%
Oi SA Senior Notes 5.75% due 02/10/2022		600,000	625,500
Oi SA Senior Notes 9.75% due 09/15/2016*	BRL	575,000	294,872
Telefonica Emisiones SAU Company Guar. Notes 5.46% due 02/16/2021		807,000	860,464

			1,780,836

Television — 0.0%
Myriad International Holding BV Company Guar. Notes 6.38% due 07/28/2017		200,000	225,500

Therapeutics — 0.3%
Warner Chilcott Co. LLC Company Guar. Notes 7.75% due 09/15/2018		1,780,000	1,895,700

Transport-Marine — 0.1%
SCF Capital, Ltd. Company Guar. Notes 5.38% due 10/27/2017		585,000	598,923

Transport-Rail — 0.3%
Kazakhstan Temir Zholy Finance BV Company Guar. Notes 6.38% due 10/06/2020		625,000	756,250
Russian Railways via RZD Capital, Ltd. Senior Notes 5.70% due 04/05/2022		400,000	457,680
Russian Railways via RZD Capital, Ltd. Senior Notes 8.30% due 04/02/2019	RUB	20,000,000	679,091

			1,893,021

Transport-Services — 0.1%
Transnet SOC, Ltd. Senior Notes 4.00% due 07/26/2022*		600,000	603,750

Total Foreign Corporate Bonds & Notes (cost $70,959,819)			72,188,070

FOREIGN GOVERNMENT AGENCIES — 22.7%
Regional Authority — 0.2%
Hydro-Quebec Government Guar. Notes 1.38% due 06/19/2017		577,000	584,732
Province of British Columbia Senior Notes 2.85% due 06/15/2015		612,000	647,312

			1,232,044

Sovereign — 22.2%
Arab Republic of Egypt Senior Notes 5.75% due 04/29/2020		610,000	605,425
Arab Republic of Egypt Senior Notes 6.88% due 04/30/2040		530,000	500,850
Commonwealth of Australia Senior Notes 4.50% due 10/21/2014	AUD	870,000	932,804
Commonwealth of Jamaica Senior Notes 8.00% due 06/24/2019		260,000	254,150
Commonwealth of Jamaica Senior Notes 8.00% due 03/15/2039		250,000	220,000
Dominican Republic Senior Notes 7.50% due 05/06/2021		437,000	507,576
Dominican Republic Senior Notes 8.63% due 04/20/2027		600,000	722,400
Dominican Republic Senior Notes 9.04% due 01/23/2018		404,401	456,974
European Union Senior Notes 3.25% due 04/04/2018	EUR	190,000	283,629
Export Credit Bank of Turkey Bonds 5.38% due 11/04/2016		350,000	381,150
Federative Republic of Brazil Senior Notes 4.88% due 01/22/2021		1,920,000	2,313,600
Federative Republic of Brazil Senior Notes 5.63% due 01/07/2041		881,000	1,154,110
Federative Republic of Brazil Senior Notes 8.50% due 01/05/2024	BRL	1,220,000	725,446
Federative Republic of Brazil Senior Notes 8.75% due 02/04/2025		570,000	926,250
Federative Republic of Brazil Bonds 10.13% due 05/15/2027		500,000	915,000
Federative Republic of Brazil Senior Notes 10.25% due 01/10/2028	BRL	2,000,000	1,286,935
Federative Republic of Brazil Senior Bonds 12.50% due 01/05/2022	BRL	1,700,000	1,243,346
Government of Australia Senior Notes 5.75% due 05/15/2021	AUD	1,880,000	2,325,601
Government of Canada Senior Notes 0.88% due 02/14/2017		527,000	531,269
Government of Canada Bonds 4.25% due 06/01/2018	CAD	300,000	345,629
Government of Canada Bonds 5.75% due 06/01/2029	CAD	2,435,000	3,636,637
Government of Romania Senior Notes 6.75% due 02/07/2022*		1,120,000	1,360,800
Government of Romania Senior Notes 6.75% due 02/07/2022		600,000	729,000
Government of Ukraine Bonds 6.75% due 11/14/2017		970,000	960,300
Government of Ukraine Senior Notes 7.80% due 11/28/2022*		1,250,000	1,254,687
Government of Ukraine Senior Notes 7.95% due 02/23/2021		460,000	476,100
Kingdom of Morocco Senior Notes 4.25% due 12/11/2022*		1,300,000	1,309,750
Kingdom of Norway Bonds 3.75% due 05/25/2021	NOK	25,070,000	5,140,262
Kingdom of Sweden Bonds 3.50% due 06/01/2022	SEK	9,600,000	1,728,235
Kingdom of the Netherlands Bonds 3.50% due 07/15/2020*	EUR	480,000	741,895
Lebanese Republic Senior Notes 5.00% due 10/12/2017		1,420,000	1,421,775
Lebanese Republic Senior Notes 6.60% due 11/27/2026		1,712,000	1,729,120
Lebanese Republic Senior Notes 8.25% due 04/12/2021		1,000,000	1,152,500
Northern Territory Treasury Corp. Senior Notes 5.75% due 11/20/2016	AUD	1,200,000	1,351,244
Oriental Republic of Uruguay Senior Notes 7.63% due 03/21/2036		620,000	957,280
Oriental Republic of Uruguay Senior Notes 7.88% due 01/15/2033		580,000	896,970
Republic of Argentina Senior Notes 2.50% due 12/31/2038(5)		1,144,761	410,969
Republic of Argentina Senior Notes 7.00% due 04/17/2017		500,000	422,500
Republic of Argentina Senior Notes 8.28% due 12/31/2033		1,915,866	1,369,843
Republic of Argentina Senior Notes 8.75% due 06/02/2017		440,000	389,400
Republic of Austria Senior Notes 4.15% due 03/15/2037*	EUR	310,000	527,971
Republic of Belarus Bonds 8.75% due 08/03/2015		930,000	952,692
Republic of Belarus Senior Notes 8.95% due 01/26/2018		550,000	566,500
Republic of Colombia Senior Notes 4.38% due 07/12/2021		1,650,000	1,899,975
Republic of Colombia Senior Notes 6.13% due 01/18/2041		930,000	1,276,890
Republic of Colombia Senior Notes 7.38% due 03/18/2019		650,000	854,425
Republic of Colombia Senior Notes 7.38% due 09/18/2037		300,000	465,900
Republic of Colombia Senior Notes 8.13% due 05/21/2024		790,000	1,188,950
Republic of Croatia Senior Notes 6.25% due 04/27/2017		700,000	767,550
Republic of Croatia Senior Notes 6.38% due 03/24/2021		470,000	534,625
Republic of Croatia Senior Notes 6.63% due 07/14/2020		390,000	445,575
Republic of Croatia Senior Notes 6.75% due 11/05/2019		680,000	779,450
Republic of El Salvador Senior Notes 5.88% due 01/30/2025*		350,000	353,850
Republic of El Salvador Senior Notes 7.38% due 12/01/2019		770,000	884,345
Republic of El Salvador Senior Notes 7.63% due 02/01/2041		900,000	1,028,250
Republic of Hungary Senior Notes 4.75% due 02/03/2015		400,000	412,000
Republic of Hungary Senior Notes 6.25% due 01/29/2020		570,000	629,138
Republic of Hungary Senior Notes 6.38% due 03/29/2021		990,000	1,092,960
Republic of Hungary Bonds 6.50% due 06/24/2019	HUF	280,000,000	1,306,515
Republic of Hungary Bonds 7.50% due 10/24/2013	HUF	210,000,000	965,073
Republic of Hungary Senior Notes 7.63% due 03/29/2041		752,000	868,560
Republic of Indonesia Bonds 3.75% due 04/25/2022		600,000	639,750
Republic of Indonesia Senior Notes 4.88% due 05/05/2021		1,010,000	1,161,500
Republic of Indonesia Bonds 5.25% due 01/17/2042		1,244,000	1,447,333
Republic of Indonesia Senior Notes 5.88% due 03/13/2020		400,000	481,000
Republic of Indonesia Senior Notes 7.75% due 01/17/2038		300,000	452,250
Republic of Indonesia Senior Notes 8.50% due 10/12/2035		390,000	624,000
Republic of Indonesia Senior Notes 11.63% due 03/04/2019		850,000	1,285,625
Republic of Italy Bonds 5.00% due 03/01/2022	EUR	1,040,000	1,444,407
Republic of Ivory Coast Senior Notes 3.75% due 12/31/2032		700,000	652,750
Republic of Latvia Senior Notes 2.75% due 01/12/2020*		1,950,000	1,928,550
Republic of Latvia Senior Notes 5.25% due 06/16/2021		540,000	626,400
Republic of Lithuania Senior Notes 5.13% due 09/14/2017		420,000	473,550
Republic of Lithuania Senior Notes 6.63% due 02/01/2022		600,000	767,280
Republic of Panama Senior Notes 6.70% due 01/26/2036		850,000	1,207,000
Republic of Panama Senior Notes 7.13% due 01/29/2026		620,000	878,850
Republic of Peru Senior Notes 5.63% due 11/18/2050		330,000	427,845
Republic of Peru Senior Notes 6.55% due 03/14/2037		631,000	911,795
Republic of Peru Senior Notes 7.13% due 03/30/2019		660,000	863,940
Republic of Peru Senior Notes 7.35% due 07/21/2025		957,000	1,386,693
Republic of Peru Senior Bonds 7.84% due 08/12/2020	PEN	2,400,000	1,185,003
Republic of Peru Senior Notes 8.20% due 08/12/2026	PEN	1,800,000	988,396
Republic of Peru Senior Notes 8.75% due 11/21/2033		720,000	1,251,000
Republic of Poland Senior Notes 3.00% due 03/17/2023		2,470,000	2,463,825
Republic of Poland Bonds 4.75% due 04/25/2017	PLN	1,700,000	583,349
Republic of Poland Senior Notes 5.00% due 03/23/2022		1,050,000	1,240,050
Republic of Poland Senior Notes 5.13% due 04/21/2021		540,000	640,440
Republic of Poland Bonds 5.25% due 10/25/2020	PLN	6,400,000	2,319,645
Republic of Poland Bonds 6.25% due 10/24/2015	PLN	2,000,000	699,953
Republic of Serbia Notes 6.75% due 11/01/2024(5)		280,000	282,800
Republic of Serbia Senior Notes 7.25% due 09/28/2021		300,000	345,000
Republic of Singapore Senior Notes 2.25% due 06/01/2021	SGD	1,900,000	1,689,635
Republic of Singapore Senior Notes 2.38% due 04/01/2017	SGD	1,980,000	1,760,619
Republic of Slovenia Senior Notes 5.50% due 10/26/2022*		400,000	420,000
Republic of South Africa Senior Notes 4.67% due 01/17/2024		930,000	1,050,900
Republic of South Africa Bonds 5.88% due 05/30/2022		200,000	247,722
Republic of South Africa Bonds 6.75% due 03/31/2021	ZAR	5,000,000	603,604
Republic of South Africa Bonds 10.50% due 12/21/2026	ZAR	3,800,000	574,150
Republic of South Africa Bonds 13.50% due 09/15/2015	ZAR	3,700,000	524,950
Republic of Sri Lanka Senior Notes 5.88% due 07/25/2022*		400,000	426,000
Republic of Sri Lanka Senior Notes 6.25% due 10/04/2020		693,000	753,637
Republic of Sri Lanka Senior Notes 6.25% due 07/27/2021		770,000	838,937
Republic of Sri Lanka Notes 7.40% due 01/22/2015		887,000	953,525
Republic of the Philippines Senior Notes 4.00% due 01/15/2021		1,100,000	1,234,750
Republic of the Philippines Senior Notes 7.75% due 01/14/2031		1,990,000	3,054,650
Republic of the Philippines Senior Notes 9.50% due 02/02/2030		480,000	832,800
Republic of the Philippines Senior Notes 9.88% due 01/15/2019		300,000	432,750
Republic of the Philippines Senior Notes 10.63% due 03/16/2025		785,000	1,361,975
Republic of Turkey Bonds 6.00% due 01/14/2041		1,000,000	1,247,500
Republic of Turkey Senior Notes 6.88% due 03/17/2036		405,000	546,750
Republic of Turkey Senior Notes 7.00% due 09/26/2016		750,000	878,437
Republic of Turkey Notes 7.25% due 03/15/2015		800,000	889,360
Republic of Turkey Senior Notes 7.38% due 02/05/2025		690,000	934,950
Republic of Turkey Senior Notes 7.50% due 07/14/2017		760,000	925,072
Republic of Turkey Bonds 8.00% due 01/29/2014	TRY	2,000,000	1,144,651
Republic of Turkey Bonds 9.00% due 01/27/2016	TRY	2,000,000	1,208,554
Republic of Turkey Bonds 9.50% due 01/12/2022	TRY	1,000,000	672,104
Republic of Turkey Senior Notes 11.88% due 01/15/2030		1,340,000	2,631,425
Republic of Uruguay Notes 8.00% due 11/18/2022		817,594	1,187,146
Republic of Venezuela Bonds 9.00% due 05/07/2023		1,400,000	1,358,000
Republic of Venezuela Senior Notes 11.75% due 10/21/2026		900,000	1,014,750
Republic of Venezuela Senior Notes 11.95% due 08/05/2031		580,000	659,750
Republic of Venezuela Senior Notes 12.75% due 08/23/2022		1,300,000	1,514,500
Russian Federation Senior Notes 3.63% due 04/29/2015		800,000	845,200
Russian Federation Senior Notes 4.50% due 04/04/2022		800,000	916,000
Russian Federation Senior Notes 5.63% due 04/04/2042		1,200,000	1,491,000
Russian Federation Senior Notes 7.50% due 03/31/2030(5)		1,392,675	1,788,752
Russian Federation Bonds 7.85% due 03/10/2018	RUB	25,000,000	891,922
United Mexican States Senior Notes 3.63% due 03/15/2022		1,720,000	1,881,250
United Mexican States Senior Notes 4.75% due 03/08/2044		406,000	458,780
United Mexican States Bonds 5.00% due 06/15/2017	MXN	25,000,000	1,923,340
United Mexican States Senior Notes 5.13% due 01/15/2020		760,000	908,200
United Mexican States Senior Notes, Series A 6.05% due 01/11/2040		1,020,000	1,367,820
United Mexican States Bonds 7.25% due 12/15/2016	MXN	41,910,000	3,499,294
United Mexican States Senior Notes, Series A 7.50% due 04/08/2033		40,000	61,400
United Mexican States Senior Notes 8.30% due 08/15/2031		1,100,000	1,773,750
United Mexican States Bonds 10.00% due 11/20/2036	MXN	11,400,000	1,274,783

			144,187,628

Sovereign Agency — 0.3%
Eskom Holdings SOC, Ltd. Senior Notes 5.75% due 01/26/2021		400,000	453,500
Financing of Infrastructural Projects State Enterprise Government Guar. Bonds 7.40% due 04/20/2018		930,000	855,666
Vnesheconombank Via VEB Finance PLC Senior Notes 6.03% due 07/05/2022*		690,000	802,125

			2,111,291

Total Foreign Government Agencies (cost $140,943,995)			147,530,963

FOREIGN GOVERNMENT TREASURIES — 0.7%
Sovereign — 0.7%
United Kingdom Gilt Treasury Bonds 4.75% due 03/07/2020	GBP	1,185,000	2,377,130
United Kingdom Gilt Treasury Bonds 5.00% due 03/07/2025	GBP	1,010,000	2,165,700

Total Foreign Government Treasuries (cost $4,483,697)			4,542,830

U.S. GOVERNMENT AGENCIES — 14.0%
Federal Home Loan Mtg. Corp. — 3.2%
3.00% due 08/01/2027		2,110,699	2,230,758
3.50% due 02/01/2042		1,234,006	1,315,954
3.50% due 03/01/2042		628,129	671,510
3.50% due 04/01/2042		623,661	663,713
3.50% due 08/01/2042		985,188	1,060,772
4.00% due 09/01/2040		644,517	688,663
4.00% due 02/01/2041		1,629,232	1,740,825
4.50% due 02/01/2020		46,177	49,291
4.50% due 08/01/2020		85,500	91,267
4.50% due 01/01/2039		120,876	129,711
5.00% due 09/01/2018		126,736	136,353
5.00% due 07/01/2020		210,133	226,307
5.00% due 01/01/2024		218,953	234,814
5.00% due 02/01/2034		100,426	109,068
5.00% due 03/01/2034		782,201	845,606
5.00% due 05/01/2034		107,314	120,171
5.00% due 02/01/2035		135,959	146,980
5.00% due 07/01/2035		218,567	236,011
5.00% due 08/01/2035		254,003	274,275
5.00% due 04/01/2036		144,271	155,785
5.00% due 05/01/2036		79,799	85,944
5.00% due 08/01/2036		121,485	130,839
5.00% due 03/01/2039		510,197	553,945
5.00% due 07/01/2040		676,106	733,870
5.50% due 05/01/2037		328,019	355,583
5.50% due 06/01/2037		124,653	134,660
5.50% due 09/01/2037		313,683	338,866
5.50% due 10/01/2037		1,175,202	1,269,546
5.50% due 11/01/2037		401,505	450,174
5.50% due 12/01/2037		304,122	328,537
5.50% due 01/01/2038		733,525	793,788
5.50% due 02/01/2038		208,661	225,412
5.50% due 04/01/2038		234,947	253,661
5.50% due 07/01/2038		180,807	195,322
6.00% due 10/01/2037		355,714	387,105
6.00% due 12/01/2037		588,537	640,474
6.00% due 03/01/2040		285,752	311,416
6.50% due 05/01/2029		2,213	2,524
6.50% due 02/01/2035		73,289	83,724
6.50% due 11/01/2037		1,213,695	1,381,319
7.00% due 06/01/2029		7,493	8,925
Federal Home Loan Mtg. Corp. REMIC
Series 41, Class F
10.00% due 05/15/2020(1)		2,951	3,152
Series 1103, Class N IO
11.57% due 06/15/2021(1)(16)		2,061	483
Federal Home Loan Mtg. Corp. REMIC FRS
Series 3572, Class JS 6.59% due 09/15/2039(1)(16)		5,240,621	895,111

			20,692,214

Federal National Mtg. Assoc. — 10.3%
3.00% due 10/01/2027		2,502,491	2,644,897
3.00% due 03/01/2042		90,753	95,189
3.00% due 06/01/2042		815,695	855,563
3.00% due 12/01/2042		1,934,493	2,029,043
3.50% due 08/01/2027		774,662	827,815
3.50% due 12/01/2041		1,675,601	1,787,857
3.50% due 01/01/2042		963,041	1,027,560
3.50% due 04/01/2042		950,636	1,016,403
3.50% due 05/01/2042		1,278,749	1,367,216
3.50% due 07/01/2042		1,234,278	1,319,667
4.00% due 06/01/2039		694,883	776,269
4.00% due 09/01/2040		1,670,011	1,792,020
4.00% due 10/01/2040		1,027,823	1,102,914
4.00% due 12/01/2040		2,429,106	2,636,937
4.00% due 03/01/2041		1,291,667	1,386,034
4.00% due 08/01/2041		1,742,507	1,870,357
4.00% due 11/01/2041		995,884	1,068,952
4.50% due 06/01/2019		98,249	105,958
4.50% due 11/01/2022		202,811	218,501
4.50% due 06/01/2023		113,988	122,682
4.50% due 10/01/2024		429,043	461,699
4.50% due 03/01/2025		587,723	634,202
4.50% due 05/01/2025		482,915	521,106
4.50% due 07/01/2025		718,562	775,388
4.50% due 01/01/2039		1,233,780	1,333,179
4.50% due 07/01/2040		1,588,234	1,741,501
4.50% due 08/01/2040		2,059,995	2,272,426
4.50% due 07/01/2041		2,210,656	2,399,810
4.50% due 10/01/2041		6,539,916	7,099,501
5.00% due 06/01/2019		60,688	65,952
5.00% due 01/01/2023		37,628	40,745
5.00% due 03/01/2034		88,657	96,370
5.00% due 04/01/2035		1,583,062	1,720,785
5.00% due 05/01/2035		56,635	61,643
5.00% due 02/01/2037		87,961	95,284
5.00% due 04/01/2037		351,078	380,305
5.00% due 05/01/2037		90,766	98,322
5.00% due 06/01/2037		6,463	7,001
5.00% due 07/01/2037		97,625	105,753
5.00% due 05/01/2040		267,947	290,923
5.00% due 07/01/2040		908,352	988,512
5.00% due 08/01/2040		1,195,572	1,301,079
5.50% due 11/01/2019		379,402	411,036
5.50% due 08/01/2020		95,870	103,864
5.50% due 11/01/2022		144,824	156,628
5.50% due 08/01/2023		105,242	113,820
5.50% due 01/01/2029		609	667
5.50% due 12/01/2029		628,645	683,827
5.50% due 02/01/2035		144,448	157,849
5.50% due 03/01/2035		1,019,185	1,115,018
5.50% due 12/01/2035		182,779	199,737
5.50% due 12/01/2036		130,562	142,023
5.50% due 04/01/2037		52,965	57,556
5.50% due 08/01/2037		2,537,522	2,769,682
5.50% due 03/01/2038		10,691	11,616
5.50% due 06/01/2038		680,317	739,184
5.50% due 06/01/2039		763,244	829,407
6.00% due 02/01/2032		24,458	27,327
6.00% due 05/01/2034		6,274	6,977
6.00% due 10/01/2034		168,231	187,353
6.00% due 06/01/2035		32,168	35,444
6.00% due 06/01/2037		349,854	383,024
6.00% due 07/01/2037		1,169,214	1,280,068
6.00% due 08/01/2037		47,287	51,770
6.00% due 10/01/2037		69,246	76,482
6.00% due 11/01/2037		768,000	840,814
6.00% due 11/01/2038		1,350,138	1,478,146
6.00% due 12/01/2038		1,350,938	1,476,066
6.00% due 04/01/2040		482,107	527,513
6.50% due 02/01/2035		40,418	47,945
6.50% due 09/01/2037		241,873	271,797
6.50% due 10/01/2037		200,867	225,718
6.50% due 10/01/2038		983,430	1,101,611
6.50% due 02/01/2039		125,897	140,953
7.50% due 01/01/2030		1,672	1,748
7.50% due 09/01/2030		1,699	1,831
8.00% due 11/01/2028		9,053	10,920
13.00% due 11/15/2015		83	84
Federal National Mtg. Assoc. REMIC
Series 2010-112, Class AB
4.00% due 11/25/2035(1)		1,421,977	1,431,785
Series 2010-6, Class DG
5.00% due 11/25/2037(1)		3,063,872	3,093,361
Series 1989-2, Class D
8.80% due 01/25/2019(1)		13,882	15,672
Series 1989-17, Class E
10.40% due 04/25/2019(1)		345	362

			66,750,005

Government National Mtg. Assoc. — 0.4%
5.00% due 04/15/2040		2,492,203	2,768,787
7.50% due 07/15/2027		8,470	8,965
7.50% due 10/15/2027		23,826	24,848

			2,802,600

Sovereign Agency — 0.1%
Tennessee Valley Authority Senior Notes 3.50% due 12/15/2042		623,000	619,103

Total U.S. Government Agencies (cost $86,241,630)			90,863,922

U.S. GOVERNMENT TREASURIES — 1.4%
United States Treasury Bonds — 0.1%
3.00% due 05/15/2042		793,000	807,869

United States Treasury Notes — 1.3%
0.25% due 01/31/2014		975,000	975,609
0.25% due 03/31/2014		1,942,000	1,942,911
0.25% due 11/30/2014		409,000	409,016
0.50% due 07/31/2017		314,000	312,111
0.63% due 05/31/2017		235,000	235,367
0.63% due 08/31/2017		1,091,000	1,089,977
0.63% due 09/30/2017		1,185,000	1,182,870
0.75% due 10/31/2017		56,000	56,184
1.00% due 03/31/2017		742,000	755,275
1.38% due 11/30/2015		105,000	108,084
2.00% due 02/15/2022		355,000	367,120
2.13% due 05/31/2015		595,000	620,798
2.38% due 08/31/2014		700,000	724,774

			8,780,096

Total U.S. Government Treasuries (cost $9,598,024)			9,587,965

LOANS(9)(14)(15) — 0.5%
Casino Hotels — 0.2%
Tropicana Entertainment Term Loan 7.50% due 03/16/2018		992,500	1,007,388

Communications Software — 0.1%
CompuCom Systems, Inc. Term Loan 10.25% due 10/01/2019		800,000	798,000

Gambling (Non-Hotel) — 0.0%
Northfield Park Associates Term Loan 9.00% due 10/23/2018		262,500	263,812

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Loans 16.50% due 08/30/2011†(7)(8)		1,720,938	0

Pharmacy Services — 0.2%
Axcan Term Loan B 5.50% due 02/17/2017		1,091,750	1,099,029

Total Loans (cost $3,088,783)			3,168,229

MUNICIPAL BONDS & NOTES — 0.3%
Ohio State University Revenue Bonds Series A 4.80% due 06/01/2111		616,000	693,807
Port Authority of New York & New Jersey Revenue Bonds 4.50% due 10/01/2062		725,000	715,604
Port Authority of New York & New Jersey Revenue Bonds 4.90% due 10/01/2051		554,000	613,860

Total Municipal Bonds & Notes (cost $1,888,871)			2,023,271

COMMON STOCK — 0.0%
Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Escrow Security†(8)(9)(13) (cost $0)		128,418	0

PREFERRED STOCK — 0.2%
Banks-Commercial — 0.1%
City National Corp. Series C 5.50%		28,675	696,803

Banks-Super Regional — 0.1%
US Bancorp FRS Series A 3.50%		409	354,194

Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings Capital Trust VII FRS Escrow Security 0.00%†(9)		222,000	22

Finance-Mortgage Loan/Banker — 0.0%
Federal Home Loan Mtg. Corp. FRS Series Z 8.38%		11,300	19,775

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC, Class C†(8)(9)		39,177	0

Total Preferred Stock (cost $1,175,717)			1,070,794

WARRANTS† — 0.0%
Oil-Field Services — 0.0%
Green Field Energy Services, Inc. Expires 11/15/2021*		1,065	31,950

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc. Expires 02/19/2014(8)(9)		6,739	0

Television — 0.0%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(8)(9)(12)		330	115,500
ION Media Networks, Inc. Expires 12/18/2016 (strike price $687.00)(8)(9)(12)		325	65,000

			180,500

Total Warrants (cost $6,978)			212,450

Total Long-Term Investment Securities (cost $618,411,362)			637,207,848

SHORT-TERM INVESTMENT SECURITIES — 0.6%
Time Deposits — 0.6%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 01/02/2012 (cost $3,745,000)		$3,745,000	3,745,000

TOTAL INVESTMENTS (cost $622,156,362)(17)		98.6%	640,952,848
Other assets less liabilities		1.4	8,797,474

NET ASSETS		100.0%	$649,750,322

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $147,492,963 representing 22.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

**	Denominated in United States Dollars unless otherwise indicated.

†	Non-income producing security

(1)	Collateralized Mortgage Obligation

(2)	Commercial Mortgage Backed Security

(3)	Perpetual maturity - maturity date reflects the next call date.

(4)	PIK (“Payment-in-Kind) Security - Income may be paid in additional securities or cash at the discretion of the issuer.

(5)	“Step-up” security where the rate increases (“steps-up”) at a predetermined rate. Rate shown reflects the increased rate.

(6)	Company has filed for Chapter 7 bankruptcy.

(7)	Security is in default of interest and did not pay principal at maturity.

(8)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(9)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $3,767,344 representing 0.6% of net assets.

(10)	Company has filed for bankruptcy in country of issuance.

(11)	Security in default

(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the SunAmerica Strategic Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Ion Media Networks, Inc.
Expires 12/18/2016
(strike price $500.00)
Warrant	3/15/2011	330	$0	$115,500	$350.00	0.02%
Ion Media Networks, Inc.
Expires 12/18/2016
(strike price $687.00)
Warrant	3/15/2011	325	0	65,000	200.00	0.01

				$180,500		0.03%

(13)	Consists of more than one type of securities traded together as a unit.

(14)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(15)	Senior loans in the Fund are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)	Interest Only

(17)	See Note 3 for cost of investments on a tax basis.

(18)	Security currently paying interest/dividends in the form of additional securities.

REMIC— Real Estate Mortgage Investment Conduit

FRS — Floating Rate Security

VRS — Variable Rate Security

The rates shown on FRS and VRS are the current rates at December 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

AUD —Australian Dollar

BRL —Brazilian Real

CAD —Canadian Dollar

COP —Columbian Peso

EUR —Euro

GBP —British Pound

HUF —Hungarian Forint

MXN —Mexican Peso

NOK —Norwegian Krone

PEN —Peruvian Nuevo Sol

PLN —Polish Zloty

RUB —Russian Ruble

SEK —Swedish Krona

SGD —Singapore Dollar

TRY —New Turkish Lira

ZAR —South African Rand

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Asset Backed Securities:
Diversified Financial Services	$—	$19,372,828	$152,800	$19,525,628
U.S. Corporate Bonds & Notes:
Electric-Generation	—	3,938,881	411,041	4,349,922
Gambling (Non-Hotel)	—	—	418,405	418,405
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	124	124
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	281,725,275	—	281,725,275
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	565,000	0	565,000
Special Purpose Entities	—	—	0	0
Other Industries*	—	71,623,070	—	71,623,070
Foreign Government Agencies:
Sovereign	—	144,187,628	—	144,187,628
Other Foreign Government Agencies*	—	3,343,335	—	3,343,335
Foreign. Government Treasuries	—	4,542,830	—	4,542,830
U.S. Government Agencies:
Federal National Mtg. Assoc.	—	66,750,005	—	66,750,005
Other U.S. Government Agencies*	—	24,113,917	—	24,113,917
U.S. Government Treasuries	—	9,587,965	—	9,587,965
Loans:
Medical-Drugs	—	—	0	0
Other Industries*	—	3,168,229	—	3,168,229
Municipal Bond & Notes	—	2,023,271	—	2,023,271
Common Stock	—	—	0	0
Perferred Stock:
Finance-Investment Banker/Broker	—	22	—	22
Medical-Drugs	—	—	0	0
Other Industries*	1,070,772	—	—	1,070,772
Warrants:
Oil-Field Services	—	31,950	—	31,950
Other Industries*	—	—	180,500	180,500
Short Term Investment Securities:
Time Deposit	—	3,745,000	—	3,745,000

Total	$1,070,772	$638,719,206	$1,162,870	$640,952,848

* Sum of all other industries or government agencies each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry or government agency classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

At the beginning and/or end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

SunAmerica High Yield Bond Fund

PORTFOLIO OF INVESTMENTS — December 31, 2012 — (unaudited)

Security Description		Shares/ Principal Amount(15)	Value (Note 1)
CONVERTIBLE BONDS & NOTES — 1.5%
Cellular Telecom — 0.7%
Leap Wireless International, Inc. Senior Notes 4.50% due 07/15/2014		$938,000	$894,618

Medical-Drugs — 0.1%
Savient Pharmaceuticals, Inc. Senior Notes 4.75% due 02/01/2018		745,000	131,772

Oil Companies-Exploration & Production — 0.7%
Chesapeake Energy Corp. Company Guar. Notes 2.50% due 05/15/2037		1,070,000	946,281

Total Convertible Bonds & Notes (cost $2,201,907)			1,972,671

U.S. CORPORATE BONDS & NOTES — 80.2%
Advertising Sales — 0.2%
Lamar Media Corp. Company Guar. Notes 5.88% due 02/01/2022		240,000	260,400

Aerospace/Defense — 0.1%
Esterline Technologies Corp. Company Guar. Notes 7.00% due 08/01/2020		85,000	94,138

Aerospace/Defense-Equipment — 1.8%
B/E Aerospace, Inc. Senior Notes 6.88% due 10/01/2020		815,000	906,688
TransDigm, Inc. Company Guar. Notes 5.50% due 10/15/2020*		235,000	244,400
TransDigm, Inc. Company Guar. Notes 7.75% due 12/15/2018		1,025,000	1,133,906

			2,284,994

Agricultural Chemicals — 0.2%
CF Industries, Inc. Company Guar. Notes 6.88% due 05/01/2018		165,000	201,566

Agricultural Operations — 0.6%
American Rock Salt Co., LLC/American Rock Capital Corp. Sec. Notes 8.25% due 05/01/2018*		191,000	172,855
Southern States Cooperative, Inc. Senior Notes 11.25% due 05/15/2015*		555,000	575,813

			748,668

Alternative Waste Technology — 0.3%
Darling International, Inc. Company Guar. Notes 8.50% due 12/15/2018		331,000	380,236

Applications Software — 0.5%
Emdeon, Inc. Company Guar. Notes 11.00% due 12/31/2019		550,000	635,250

Auto/Truck Parts & Equipment-Original — 1.1%
Tenneco, Inc. Company Guar. Notes 7.75% due 08/15/2018		145,000	157,325
TRW Automotive, Inc. Company Guar. Notes 7.25% due 03/15/2017*		1,105,000	1,272,131

			1,429,456

Banks-Commercial — 1.6%
CIT Group, Inc. Senior Notes 5.00% due 05/15/2017		565,000	598,900
CIT Group, Inc. Senior Notes 5.25% due 03/15/2018		406,000	434,420
CIT Group, Inc. Senior Notes 5.38% due 05/15/2020		550,000	600,875
CIT Group, Inc. Senior Notes 5.50% due 02/15/2019*		430,000	468,700

			2,102,895

Banks-Mortgage — 0.8%
Provident Funding Associates LP/PFG Finance Corp. Senior Sec. Notes 10.25% due 04/15/2017*		970,000	1,069,425

Beverages-Wine/Spirits — 0.2%
Constellation Brands, Inc. Company Guar. Notes 4.63% due 03/01/2023		195,000	203,775

Building & Construction Products-Misc. — 0.2%
Nortek, Inc. Company Guar. Notes 8.50% due 04/15/2021*		210,000	232,575
Ply Gem Industries, Inc. Company Guar. Notes 9.38% due 04/15/2017*		65,000	69,225

			301,800

Building Products-Wood — 1.0%
Masco Corp. Senior Notes 6.13% due 10/03/2016		265,000	292,704
Masco Corp. Senior Notes 7.13% due 03/15/2020		710,000	826,036
Masco Corp. Senior Notes 7.75% due 08/01/2029		110,000	122,341

			1,241,081

Building-Residential/Commercial — 2.3%
K Hovnanian Enterprises, Inc. Sec. Notes 9.13% due 11/15/2020*		341,000	361,460
KB Home Company Guar. Notes 7.50% due 09/15/2022		255,000	277,950
KB Home Company Guar. Notes 8.00% due 03/15/2020		681,000	772,935
Lennar Corp. Company Guar. Notes 4.75% due 11/15/2022*		890,000	872,200
Lennar Corp. Company Guar. Notes 5.60% due 05/31/2015		255,000	271,575
Pulte Homes, Inc. Company Guar. Notes 6.38% due 05/15/2033		135,000	134,663
Ryland Group, Inc. Company Guar. Notes 5.38% due 10/01/2022		175,000	179,156

			2,869,939

Cable/Satellite TV — 6.0%
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 5.25% due 09/30/2022		960,000	972,000
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 6.63% due 01/31/2022		580,000	633,650
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.25% due 10/30/2017		655,000	713,950
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 7.38% due 06/01/2020		570,000	632,700
CCO Holdings LLC/CCO Holdings Capital Corp. Company Guar. Notes 8.13% due 04/30/2020		170,000	190,400
CSC Holdings LLC Senior Notes 6.75% due 11/15/2021		645,000	715,144
DISH DBS Corp. Senior Notes 5.00% due 03/15/2023*		520,000	520,000
DISH DBS Corp. Company Guar. Notes 6.75% due 06/01/2021		1,875,000	2,137,500
Harron Communications LP/Harron Finance Corp. Senior Notes 9.13% due 04/01/2020*		330,000	361,350
Mediacom LLC/Mediacom Capital Corp. Senior Notes 9.13% due 08/15/2019		645,000	714,337

			7,591,031

Casino Hotels — 1.5%
Caesars Entertainment Operating Co., Inc. Senior Sec. Notes 8.50% due 02/15/2020		500,000	496,250
Caesars Entertainment Operations Co., Inc. Senior Sec. Notes 11.25% due 06/01/2017		550,000	589,187
CityCenter Holdings LLC/CityCenter Finance Corp. Senior Sec. Notes 7.63% due 01/15/2016		180,000	192,600
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. 1st. Mtg. Notes 5.38% due 03/15/2022		570,000	605,625

			1,883,662

Casino Services — 0.5%
Greektown Superholdings, Inc. Sec. Notes, Series A 13.00% due 07/01/2015		620,000	661,850
Greektown, Inc. LLC Escrow Notes 10.75% due 12/01/2013†*(1)(2)		489,000	0

			661,850

Cellular Telecom — 4.1%
Cricket Communications, Inc. Senior Sec. Notes 7.75% due 05/15/2016		590,000	624,662
Cricket Communications, Inc. Company Guar. Notes 7.75% due 10/15/2020		235,000	239,700
MetroPCS Wireless, Inc. Company Guar. Notes 6.63% due 11/15/2020		645,000	685,312
MetroPCS Wireless, Inc. Company Guar. Notes 7.88% due 09/01/2018		770,000	833,525
NII Capital Corp. Company Guar. Notes 7.63% due 04/01/2021		245,000	185,588
Sprint Nextel Corp. Company Guar. Notes 7.00% due 03/01/2020*		395,000	459,188
Sprint Nextel Corp. Company Guar. Notes 9.00% due 11/15/2018*		910,000	1,123,850
Syniverse Holdings, Inc. Company Guar. Notes 9.13% due 01/15/2019		1,000,000	1,067,500

			5,219,325

Chemicals-Diversified — 0.8%
Celanese US Holdings LLC Company Guar. Notes 6.63% due 10/15/2018		395,000	434,500
Momentive Performance Materials, Inc. Senior Sec. Notes 8.88% due 10/15/2020*		275,000	277,750
Momentive Performance Materials, Inc. Sec. Notes 9.00% due 01/15/2021		471,000	343,830

			1,056,080

Chemicals-Plastics — 0.8%
Hexion US Finance Corp. Senior Sec. Notes 6.63% due 04/15/2020		230,000	234,025
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Senior Sec. Notes 8.88% due 02/01/2018		390,000	400,725
Hexion US Finance Corp./Hexion Nova Scotia Finance ULC Sec. Notes 9.00% due 11/15/2020		355,000	323,937

			958,687

Chemicals-Specialty — 0.5%
Ferro Corp. Senior Notes 7.88% due 08/15/2018		675,000	609,188

Coal — 1.3%
Peabody Energy Corp. Company Guar. Notes 6.00% due 11/15/2018		875,000	929,687
Peabody Energy Corp. Company Guar. Notes 6.50% due 09/15/2020		641,000	687,473

			1,617,160

Commercial Services — 1.4%
ARAMARK Holdings Corp. Senior Notes 8.63% due 05/01/2016*(3)		765,000	783,176
Iron Mountain, Inc. Company Guar. Notes 5.75% due 08/15/2024		380,000	384,750
Iron Mountain, Inc. Company Guar. Notes 7.75% due 10/01/2019		500,000	563,750

			1,731,676

Computer Services — 0.8%
SunGard Data Systems, Inc. Company Guar. Notes 6.63% due 11/01/2019*		180,000	184,050
SunGard Data Systems, Inc. Company Guar. Notes 7.38% due 11/15/2018		556,000	595,615
SunGard Data Systems, Inc. Company Guar. Notes 7.63% due 11/15/2020		275,000	300,437

			1,080,102

Computers-Integrated Systems — 0.3%
NCR Corp. Company Guar. Notes 4.63% due 02/15/2021*		405,000	405,000

Consumer Products-Misc. — 0.7%
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 6.88% due 02/15/2021		335,000	360,963
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC Senior Sec. Notes 7.88% due 08/15/2019		430,000	478,375

			839,338

Containers-Metal/Glass — 0.1%
Ball Corp. Company Guar. Notes 7.38% due 09/01/2019		145,000	161,313

Cosmetics & Toiletries — 0.5%
Revlon Consumer Products Corp. Sec. Notes 9.75% due 11/15/2015		610,000	642,025

Data Processing/Management — 2.3%
Fidelity National Information Services, Inc. Company Guar. Notes 5.00% due 03/15/2022		345,000	370,012
Fidelity National Information Services, Inc. Company Guar. Notes 7.63% due 07/15/2017		205,000	222,938
First Data Corp. Senior Sec. Notes 7.38% due 06/15/2019*		1,115,000	1,154,025
First Data Corp. Sec. Notes 8.25% due 01/15/2021*		934,000	934,000
First Data Corp. Sec. Notes 8.75% due 01/15/2022*(3)		285,000	291,412

			2,972,387

Diagnostic Kits — 0.1%
Alere, Inc. Company Guar. Notes 9.00% due 05/15/2016		175,000	184,625

Dialysis Centers — 0.2%
Fresenius Medical Care U.S. Finance II, Inc. Company Guar. Notes 5.63% due 07/31/2019*		200,000	214,750
Fresenius Medical Care U.S. Finance, Inc. Company Guar. Notes 6.50% due 09/15/2018*		65,000	72,638

			287,388

Diversified Banking Institutions — 1.1%
Ally Financial, Inc. Company Guar. Notes 8.00% due 03/15/2020		875,000	1,071,875
GMAC LLC Sub. Notes 8.00% due 12/31/2018		270,000	315,900

			1,387,775

Diversified Financial Services — 0.5%
Community Choice Financial, Inc. Senior Sec. Notes 10.75% due 05/01/2019		725,000	697,813

Diversified Manufacturing Operations — 0.6%
JM Huber Corp. Senior Notes 9.88% due 11/01/2019*		675,000	749,250

Diversified Operations — 0.4%
Ladder Capital Finance Holdings LLP/Ladder Capital Finance Corp. Senior Notes 7.38% due 10/01/2017*		470,000	482,925

E-Commerce/Services — 0.2%
IAC/InterActiveCorp. Company Guar. Notes 4.75% due 12/15/2022*		235,000	233,825

Electric-Generation — 1.4%
AES Corp. Senior Notes 8.00% due 10/15/2017		1,490,000	1,720,950

Electric-Integrated — 0.4%
DPL, Inc. Senior Notes 7.25% due 10/15/2021		300,000	321,000
Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc. Senior Sec. Notes 11.50% due 10/01/2020*		295,000	230,838

			551,838

Electronic Components-Semiconductors — 1.3%
Freescale Semiconductor, Inc. Company Guar. Notes 8.05% due 02/01/2020		450,000	447,750
Freescale Semiconductor, Inc. Senior Sec. Notes 9.25% due 04/15/2018*		1,015,000	1,108,887
Freescale Semiconductor, Inc. Company Guar. Notes 10.75% due 08/01/2020		111,000	119,048

			1,675,685

Enterprise Software/Service — 0.7%
Infor US, Inc. Company Guar. Notes 9.38% due 04/01/2019		426,000	478,185
Infor US, Inc. Company Guar. Notes 11.50% due 07/15/2018		394,000	460,980

			939,165

Finance-Auto Loans — 0.6%
Credit Acceptance Corp. Senior Sec. Notes 9.13% due 02/01/2017		685,000	748,363

Finance-Consumer Loans — 1.4%
SLM Corp. Senior Notes 6.25% due 01/25/2016		335,000	364,312
SLM Corp. Senior Notes 8.00% due 03/25/2020		211,000	241,068
SLM Corp. Senior Notes 8.45% due 06/15/2018		484,000	566,280
TMX Finance LLC/TitleMax Finance Corp. Senior Sec. Notes 13.25% due 07/15/2015		580,000	643,800

			1,815,460

Finance-Leasing Companies — 0.4%
Air Lease Corp. Senior Notes 5.63% due 04/01/2017		475,000	503,500

Finance-Other Services — 0.2%
CNH Capital LLC Company Guar. Notes 6.25% due 11/01/2016		185,000	203,963

Funeral Services & Related Items — 0.7%
Service Corp. International Senior Notes 7.63% due 10/01/2018		802,000	954,380

Gambling (Non-Hotel) — 0.4%
Isle of Capri Casinos, Inc. Company Guar. Notes 8.88% due 06/15/2020		515,000	561,350

Home Furnishings — 0.1%
Tempur-Pedic International, Inc. Company Guar. Notes 6.88% due 12/15/2020*		75,000	77,156

Hotel/Motels — 0.2%
Choice Hotels International, Inc. Company Guar. Notes 5.75% due 07/01/2022		285,000	315,638

Independent Power Producers — 0.7%
Calpine Corp. Senior Sec. Notes 7.50% due 02/15/2021*		819,000	904,995

Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. FRS Jr. Sub. Debentures 8.13% due 06/15/2038		560,000	644,700

Internet Connectivity Services — 0.2%
Zayo Group LLC/Zayo Capital, Inc. Senior Sec. Notes 8.13% due 01/01/2020		135,000	150,187
Zayo Group LLC/Zayo Capital, Inc. Company Guar. Notes 10.13% due 07/01/2020		95,000	108,063

			258,250

Investment Management/Advisor Services — 0.6%
Nuveen Investments, Inc. Senior Notes 9.13% due 10/15/2017*		245,000	240,713
Nuveen Investments, Inc. Senior Notes 9.50% due 10/15/2020*		590,000	587,050

			827,763

Machinery-Farming — 0.8%
Case New Holland, Inc. Company Guar. Notes 7.88% due 12/01/2017		870,000	1,028,775

Medical Information Systems — 0.8%
IMS Health, Inc. Senior Notes 12.50% due 03/01/2018*		840,000	1,016,400

Medical Labs & Testing Services — 0.5%
American Renal Holdings Co., Inc. Senior Sec. Notes 8.38% due 05/15/2018		650,000	684,125

Medical Products — 0.8%
Biomet, Inc. Company Guar. Notes 6.50% due 08/01/2020*		275,000	292,187
Biomet, Inc. Company Guar. Notes 6.50% due 10/01/2020*		745,000	740,344

			1,032,531

Medical-Drugs — 0.3%
Valeant Pharmaceuticals International Company Guar. Notes 6.75% due 08/15/2021*		399,000	427,928

Medical-Hospitals — 4.9%
CHS/Community Health Systems, Inc. Senior Sec. Notes 5.13% due 08/15/2018		320,000	333,600
HCA Holdings, Inc. Senior Notes 6.25% due 02/15/2021		360,000	369,000
HCA, Inc. Senior Sec. Notes 6.50% due 02/15/2020		2,030,000	2,283,750
HCA, Inc. Senior Notes 7.50% due 11/15/2095		190,000	163,875
HCA, Inc. Senior Sec. Notes 7.88% due 02/15/2020		1,030,000	1,145,875
Health Management Associates, Inc. Company Guar. Notes 7.38% due 01/15/2020		495,000	534,600
Tenet Healthcare Corp. Senior Sec. Notes 6.25% due 11/01/2018		770,000	845,075
Tenet Healthcare Corp. Senior Sec. Notes 10.00% due 05/01/2018		505,000	574,437

			6,250,212

Medical-Outpatient/Home Medical — 0.8%
Radiation Therapy Services, Inc. Sec. Notes 8.88% due 01/15/2017		415,000	406,700
Radiation Therapy Services, Inc. Company Guar. Notes 9.88% due 04/15/2017		836,000	589,380

			996,080

Motion Pictures & Services — 0.1%
NAI Entertainment Holdings LLC Senior Sec. Notes 8.25% due 12/15/2017*		153,000	168,491

Non-Ferrous Metals — 0.0%
Renco Metals, Inc. Company Guar. Notes 11.50% due 07/01/2003†(1)(2)(4)(5)		2,150,000	0

Office Automation & Equipment — 1.2%
CDW LLC/CDW Finance Corp. Senior Sec. Notes 8.00% due 12/15/2018		495,000	547,594
CDW LLC/CDW Finance Corp. Company Guar. Notes 8.50% due 04/01/2019		941,000	1,018,632

			1,566,226

Oil Companies-Exploration & Production — 4.2%
Antero Resources Finance Corp. Company Guar. Notes 6.00% due 12/01/2020*		350,000	354,375
Antero Resources Finance Corp. Company Guar. Notes 7.25% due 08/01/2019		310,000	337,900
Antero Resources Finance Corp. Company Guar. Notes 9.38% due 12/01/2017		535,000	587,162
Continental Resources, Inc. Company Guar. Notes 5.00% due 09/15/2022		330,000	355,575
Endeavour International Corp. Senior Sec. Notes 12.00% due 03/01/2018*		565,000	590,425
EP Energy LLC/EP Energy Finance, Inc. Senior Notes 9.38% due 05/01/2020		964,000	1,086,910
EP Energy LLC/Everest Acquisition Finance, Inc. Senior Sec. Notes 6.88% due 05/01/2019		50,000	54,250
EPE Holdings LLC/EP Energy Bond Co., Inc. Senior Notes 8.88% due 12/15/2017*(3)		270,000	267,638
Newfield Exploration Co. Senior Notes 5.75% due 01/30/2022		320,000	352,000
Plains Exploration & Production Co. Company Guar. Notes 6.63% due 05/01/2021		97,000	106,821
Plains Exploration & Production Co. Company Guar. Notes 6.75% due 02/01/2022		280,000	314,300
Range Resources Corp. Company Guar. Notes 6.75% due 08/01/2020		355,000	385,175
Rosetta Resources, Inc. Company Guar. Notes 9.50% due 04/15/2018		505,000	560,550

			5,353,081

Paper & Related Products — 0.7%
Boise Cascade LLC/Boise Cascade Finance Corp. Company Guar. Notes 6.38% due 11/01/2020*		170,000	175,100
Clearwater Paper Corp. Company Guar. Notes 7.13% due 11/01/2018		160,000	174,400
Neenah Paper, Inc. Company Guar. Notes 7.38% due 11/15/2014		393,000	393,982
PH Glatfelter Co. Company Guar. Notes 5.38% due 10/15/2020		105,000	107,625

			851,107

Pharmacy Services — 0.4%
BioScrip, Inc. Company Guar. Notes 10.25% due 10/01/2015		440,000	469,700

Physical Therapy/Rehabilitation Centers — 0.7%
HealthSouth Corp. Company Guar. Notes 7.25% due 10/01/2018		810,000	878,850

Pipelines — 3.2%
El Paso Corp. Company Guar. Notes 6.50% due 09/15/2020		545,000	615,377
El Paso Corp. Company Guar. Notes 7.00% due 06/15/2017		1,065,000	1,216,590
Energy Transfer Equity LP Senior Sec. Notes 7.50% due 10/15/2020		681,000	786,555
Kinder Morgan Finance Co. LLC Senior Sec. Notes 6.00% due 01/15/2018*		535,000	588,042
MarkWest Energy Partners LP/MarkWest Energy Finance Corp. Company Guar. Notes 6.25% due 06/15/2022		436,000	475,240
NGPL PipeCo LLC Senior Sec. Notes 7.12% due 12/15/2017*		380,000	414,200

			4,096,004

Radio — 0.2%
Sirius XM Radio, Inc. Senior Notes 5.25% due 08/15/2022*		200,000	202,000

Real Estate Investment Trusts — 0.6%
Felcor Lodging LP Senior Sec. Notes 5.63% due 03/01/2023*		140,000	139,300
Felcor Lodging LP Senior Sec. Notes 6.75% due 06/01/2019		630,000	669,375

			808,675

Real Estate Management/Services — 0.4%
Realogy Corp. Senior Sec. Notes 7.63% due 01/15/2020*		418,000	473,385

Recycling — 0.0%
Aleris International, Inc. Escrow Notes 9.00% due 12/15/2014†(1)(2)		2,145,000	81

Rental Auto/Equipment — 0.9%
HDTFS, Inc. Company Guar. Notes 5.88% due 10/15/2020*		215,000	224,675
HDTFS, Inc. Company Guar. Notes 6.25% due 10/15/2022*		140,000	149,100
United Rentals North America, Inc. Sec. Notes 5.75% due 07/15/2018*		100,000	107,750
United Rentals North America, Inc. Company Guar. Notes 7.38% due 05/15/2020*		325,000	356,687
United Rentals North America, Inc.
Company Guar. Notes
7.63% due 04/15/2022*		225,000	251,438

			1,089,650

Retail-Arts & Crafts — 0.8%
Michaels Stores, Inc.
Company Guar. Notes
7.75% due 11/01/2018		905,000	993,237

Retail-Discount — 0.7%
99 Cents Only Stores
Company Guar. Notes
11.00% due 12/15/2019		775,000	883,500

Retail-Home Furnishings — 0.4%
GRD Holdings III Corp.
Senior Sec. Notes
10.75% due 06/01/2019*		510,000	511,275

Retail-Leisure Products — 0.2%
Party City Holdings, Inc.
Senior Notes
8.88% due 08/01/2020*		210,000	225,225

Retail-Perfume & Cosmetics — 0.4%
Sally Holdings LLC/Sally Capital, Inc.
Company Guar. Notes
5.75% due 06/01/2022		235,000	254,975
Sally Holdings LLC/Sally Capital, Inc.
Company Guar. Notes
6.88% due 11/15/2019		286,000	316,030

			571,005

Retail-Propane Distribution — 0.9%
AmeriGas Finance LLC/AmeriGas Finance Corp.
Company Guar. Notes
6.75% due 05/20/2020		240,000	263,400
AmeriGas Finance LLC/AmeriGas Finance Corp.
Company Guar. Notes
7.00% due 05/20/2022		425,000	472,812
Ferrellgas LP/Ferrellgas Finance Corp.
Senior Notes
6.50% due 05/01/2021		442,000	437,580

			1,173,792

Retail-Regional Department Stores — 0.3%
JC Penney Corp., Inc.
Senior Notes
6.38% due 10/15/2036		40,000	30,000
JC Penney Corp., Inc.
Senior Notes
7.13% due 11/15/2023		80,000	69,000
JC Penney Corp., Inc.
Senior Notes
7.40% due 04/01/2037		260,000	217,100
JC Penney Corp., Inc.
Senior Notes
7.95% due 04/01/2017		45,000	43,200

			359,300

Rubber-Tires — 0.3%
Continental Rubber of America Corp.
Senior Sec. Notes
4.50% due 09/15/2019*		430,000	440,059

Rubber/Plastic Products — 0.0%
Venture Holdings Co. LLC
Escrow Notes
11.00% due 06/01/2007†(1)(2)		550,000	0

Satellite Telecom — 0.6%
Hughes Satellite Systems Corp.
Senior Sec. Notes
6.50% due 06/15/2019		750,000	826,875

Shipbuilding — 0.7%
Huntington Ingalls Industries, Inc.
Company Guar. Notes
6.88% due 03/15/2018		455,000	494,812
Huntington Ingalls Industries, Inc.
Company Guar. Notes
7.13% due 03/15/2021		361,000	392,588

			887,400

Telecom Services — 0.3%
GCI, Inc.
Senior Notes
6.75% due 06/01/2021		280,000	274,400
Level 3 Communications, Inc.
Senior Notes
8.88% due 06/01/2019*		90,000	95,850

			370,250

Telecommunication Equipment — 0.3%
Sorenson Communications, Inc.
Sec. Notes
10.50% due 02/01/2015*		405,000	334,125

Telephone-Integrated — 2.1%
Level 3 Financing, Inc.
Company Guar. Notes
7.00% due 06/01/2020*		149,000	155,705
Level 3 Financing, Inc.
Company Guar. Notes
8.13% due 07/01/2019		66,000	71,940
Level 3 Financing, Inc.
Company Guar. Notes
8.63% due 07/15/2020		1,300,000	1,443,000
Windstream Corp.
Company Guar. Notes
7.75% due 10/15/2020		930,000	1,004,400

			2,675,045

Television — 1.4%
Gray Television, Inc.
Company Guar. Notes
7.50% due 10/01/2020*		595,000	608,387
Sinclair Television Group, Inc.
Sec. Notes
9.25% due 11/01/2017*		540,000	594,000
Univision Communications, Inc.
Senior Sec. Notes
6.75% due 09/15/2022*		520,000	536,900

			1,739,287

Theaters — 1.8%
AMC Entertainment, Inc.
Company Guar. Notes
8.75% due 06/01/2019		1,065,000	1,179,487
AMC Entertainment, Inc.
Company Guar. Notes
9.75% due 12/01/2020		315,000	363,825
Cinemark USA, Inc.
Company Guar. Notes
5.13% due 12/15/2022*		105,000	106,313
Regal Cinemas Corp.
Company Guar. Notes
8.63% due 07/15/2019		325,000	359,125
Regal Entertainment Group
Company Guar. Notes
9.13% due 08/15/2018		215,000	239,725

			2,248,475

Transport-Marine — 1.3%
ACL I Corp.
Senior Notes
11.38% due 02/15/2016(3)(16)		791,691	799,608
Marquette Transportation Co./Marquette Transportation Finance Corp.
Sec. Notes
10.88% due 01/15/2017		785,000	816,400

			1,616,008

Web Hosting/Design — 0.3%
Equinix, Inc.
Senior Notes
7.00% due 07/15/2021		350,000	388,500

Wire & Cable Products — 0.2%
Anixter, Inc.
Company Guar. Notes
5.63% due 05/01/2019		185,000	194,713

Wireless Equipment — 0.2%
SBA Communications Corp.
Senior Notes
5.63% due 10/01/2019*		280,000	294,000

X-Ray Equipment — 0.1%
Hologic, Inc.
Company Guar. Notes
6.25% due 08/01/2020*		70,000	75,425

Total U.S. CORPORATE BONDS & NOTES
(cost $98,769,226)			102,180,001

FOREIGN CORPORATE BONDS & NOTES — 11.2%
Banks-Commercial — 0.8%
LBG Capital No.1 PLC
Bank Guar. Notes
7.88% due 11/01/2020*		920,000	989,732

Building Products-Wood — 0.2%
Ainsworth Lumber Co., Ltd.
Senior Sec. Notes
7.50% due 12/15/2017*		220,000	230,450

Cable/Satellite TV — 1.0%
Nara Cable Funding, Ltd.
Senior Sec. Notes
8.88% due 12/01/2018*		490,000	498,575
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH
Senior Sec. Notes
5.50% due 01/15/2023*		780,000	805,350

			1,303,925

Chemicals-Diversified — 1.3%
Ineos Finance PLC
Senior Sec. Notes
7.50% due 05/01/2020*		210,000	219,975
Ineos Group Holdings SA
Sec. Notes
8.50% due 02/15/2016*		1,140,000	1,134,300
LyondellBasell Industries NV
Senior Notes
6.00% due 11/15/2021		285,000	334,162

			1,688,437

Diversified Banking Institutions — 0.5%
Royal Bank of Scotland Group PLC
Sub. Notes
6.13% due 12/15/2022		235,000	248,038
UBS AG
Sub. Notes
7.63% due 08/17/2022		320,000	353,452

			601,490

Diversified Minerals — 1.0%
FMG Resources August 2006 Pty, Ltd.
Company Guar. Notes
7.00% due 11/01/2015*		955,000	1,002,750
FMG Resources August 2006 Pty, Ltd.
Company Guar. Notes
8.25% due 11/01/2019*		290,000	308,850

			1,311,600

Gambling (Non-Hotel) — 0.2%
Great Canadian Gaming Corp.
Company Guar. Notes
6.63% due 07/25/2022*	CAD	265,000	276,402

Independent Power Producers — 0.0%
AES Drax Energy, Ltd.
Senior Sec. Notes
11.50% due 08/30/2010†(1)(2)(4)(6)		4,460,000	0

Metal Processors & Fabrication — 0.0%
International Utility Structures
Escrow Notes
10.75% due 02/01/2008†(1)(2)		2,150,000	0

Oil & Gas Drilling — 0.7%
Seadrill, Ltd.
Senior Notes
5.63% due 09/15/2017*		495,000	491,288
Shelf Drilling Holdings, Ltd.
Senior Sec. Notes
8.63% due 11/01/2018*		430,000	440,750

			932,038

Oil Companies-Exploration & Production — 0.7%
Harvest Operations Corp.
Company Guar. Notes
6.88% due 10/01/2017		640,000	710,400
MEG Energy Corp.
Company Guar. Notes
6.38% due 01/30/2023*		220,000	229,350

			939,750

Paper & Related Products — 1.0%
Cascades, Inc.
Company Guar. Notes
7.88% due 01/15/2020		305,000	324,825
Fibria Overseas Finance, Ltd.
Company Guar. Notes
7.50% due 05/04/2020*		802,000	890,220

			1,215,045

Satellite Telecom — 1.6%
Intelsat Jackson Holdings SA
Company Guar. Notes
7.25% due 04/01/2019		1,175,000	1,263,125
Intelsat Luxembourg SA
Company Guar. Notes
11.50% due 02/04/2017(3)		670,000	711,875

			1,975,000

Special Purpose Entity — 0.0%
Hellas Telecommunications Luxembourg II FRS
Sub. Notes
6.03% due 01/15/2015*†(1)(2)(6)(7)		1,025,000	0

Telecom Services — 1.7%
Altice Financing SA
Company Guar. Notes
7.88% due 12/15/2019*		350,000	370,125
Altice Finco SA
Senior Notes
9.88% due 12/15/2020*		255,000	274,763
UPCB Finance VI, Ltd.
Senior Sec. Notes
6.88% due 01/15/2022*		875,000	947,187
Wind Acquisition Finance SA
Sec. Notes
11.75% due 07/15/2017*		510,000	534,225

			2,126,300

Television — 0.3%
Videotron, Ltd.
Company Guar. Notes
5.00% due 07/15/2022		405,000	424,744

Travel Services — 0.2%
Carlson Wagonlit BV
Senior Sec. Notes
6.88% due 06/15/2019*		236,000	248,980

Total Foreign Corporate Bonds & Notes
(cost $19,410,294)			14,263,893

LOANS(2)(8)(9) — 2.0%
Beverages-Non-alcoholic — 0.0%
Le-Natures, Inc.
Escrow Loan
9.39% due 03/01/2011†(1)		1,082,399	0

Building-Residential/Commercial — 0.0%
TOUSA, Inc.
BTL
12.25% due 08/15/2013†(1)(3)(7)(10)		1,862,108	0

Cable/Satellite TV — 0.3%
Kabel Deutschland V&S GMBH
BTL
3.25% due 02/01/2019		370,000	372,698

Coal — 0.4%
Arch Coal, Inc.
BTL, 2nd Lien
5.75% due 05/01/2018		532,326	539,075

Commercial Services — 0.0%
Vertrue, Inc.
BTL
13.25% due 08/14/2015†(7)		1,010,000	7,575

Electric-Integrated — 1.2%
Texas Competitive Electric Holdings Co. LLC
BTL
4.74% due 10/10/2014		1,977,835	1,509,335

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC
Escrow Loan
16.50% due 08/30/2011†(1)(4)		1,720,938	0

X-Ray Equipment — 0.1%
Hologic, Inc.
BTL
4.50% due 07/19/2019		149,625	151,604

Total Loans
(cost $5,831,393)			2,580,287

COMMON STOCK — 1.3%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc.†		692	22,836

Casino Services — 0.0%
Greektown, Inc.†(1)(2)		370	0

Food-Misc./Diversified — 0.5%
Wornick Co.†(1)(2)		7,270	631,182

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC
Escrow Security†(1)(2)(11)		128,418	0

Multimedia — 0.0%
Haights Cross Communication,
Inc.†(1)(2)		19,388	0

Paper & Related Products — 0.8%
Caraustar Industries, Inc.†(1)(2)		73	1,059,018

Total Common Stock
(cost $2,586,741)			1,713,036

MEMBERSHIP INTEREST CERTIFICATES — 0.2%
Casino Services — 0.2%
Herbst Gaming, Inc.†(2)(12)
(cost $232,720)		23,439	257,829

PREFERRED STOCK — 2.0%
Diversified Banking Institutions — 0.8%
GMAC Capital Trust I FRS
8.13%		39,000	1,039,350

Diversified Financial Services — 0.8%
Citigroup Capital XIII FRS
7.88%		34,000	948,600

Insurance-Multi-line — 0.4%
Hartford Financial Services Group, Inc. FRS
7.88%		18,000	516,780

Medical-Drugs — 0.0%
Triax Pharmaceuticals LLC Class C†(1)(2)		39,177	0

Total Preferred Stock
(cost $2,345,345)			2,504,730

WARRANTS† — 0.2%
Building Products-Doors & Windows — 0.0%
Masonite Worldwide Holdings, Inc.
Expires 05/20/2014
(strike price $55.31)(1)(2)		3,355	4,298
Masonite Worldwide Holdings, Inc.
Expires 05/20/2016
(strike price $55.31)(1)(2)		2,517	10,165

			14,463

Publishing-Periodicals — 0.0%
Reader’s Digest Assoc., Inc.
Expires 02/19/2014(1)(2)		3,250	0

Television — 0.2%
ION Media Networks, Inc. Expires 12/18/2016 (strike price $500.00)(1)(2)(12)		332	116,200
ION Media Networks, Inc.
Expires 12/18/2016
(strike price $687.00)(1)(2)(12)		328	65,600

			181,800

Total Warrants
(cost $3,365)			196,263

Total Long-Term Investment Securities
(cost $131,380,991)			125,668,710

REPURCHASE AGREEMENTS — 0.1%
Bank of America Securities LLC Joint Repurchase Agreement(13)		$10,000	10,000
Barclays Capital PLC Joint Repurchase Agreement(13)		10,000	10,000
BNP Paribas SA Joint Repurchase Agreement(13)		10,000	10,000
Royal Bank of Scotland Joint Repurchase Agreement(13)		30,000	30,000
UBS Securities LLC Joint Repurchase Agreement(13)		15,000	15,000

Total Repurchase Agreements
(cost $75,000)			75,000

TOTAL INVESTMENTS
(cost $131,455,991)(14)		98.7%	125,743,710
Other assets less liabilities		1.3	1,626,860

NET ASSETS		100.0%	$127,370,570

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At December 31, 2012, the aggregate value of these securities was $37,545,613 representing 29.5% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†	Non-income producing security

(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 1.

(2)	Illiquid security. At December 31, 2012, the aggregate value of these securities was $4,724,660 representing 3.7% of net assets.

(3)	PIK (“Payment-in-Kind”) Security — Income may be paid in additional securities or cash at the discretion of the issuer.

(4)	Security in default of principal and interest.

(5)	Company has filed for Chapter 7 bankruptcy.

(6)	Company has filed for bankruptcy protection in country of issuance.

(7)	Security in default

(8)	The Fund invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior loans are generally considered to be restrictive in that the Fund is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(9)	Senior loans in the Fund’s portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(10)	Company has filed for Chapter 11 bankruptcy protection.

(11)	Consists of more than one type of securities traded together as a unit.

(12)	Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law. Restricted securities are valued pursuant to Note 1. Certain restricted securities held by the Fund may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Fund has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Fund to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2012, the SunAmerica High Yield Bond Fund held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Value	Value Per Share	% of Net Assets
Herbst Gaming, Inc.
Membership Interest Certificate	03/26/2008	23,439	$232,720	$257,829	$11.00	0.20%

ION Media Networks, Inc.
Expires 12/18/16
(strike price $500.00)
Warrant	03/01/2011	332	—	116,200	350.00	0.09
ION Media Networks, Inc.
Expires 12/18/16
(strike price $687.00)
Warrant	11/11/2010	327	—
	03/01/2011	1	—

		328	—	65,600	200.00	0.05

				$439,629		0.34%

(13)	See Note 2 for details of Joint Repurchase Agreements.

(14)	See Note 3 for cost of investments on a tax basis.

(15)	Denominated in United States dollars unless otherwise indicated.

BTL — Bank Term Loan

FRS — Floating Rate Securities

The rates shown on FRS securities are the current rates as of December 31, 2012 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Credit Suisse London Branch	CAD	265,000	USD	267,801	01/18/2013	$1,474	$—

CAD — Canadian Dollar

USD — United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of December 31, 2012 (see Note 1):

	Level 1 -Unadjusted Quoted Prices	Level 2- Other Observable Inputs	Level 3-Signifcant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Convertible Bonds & Notes	$—	$1,972,671	$—	1,972,671
U.S. Corporate Bonds & Notes:
Cable/Satellite TV	—	7,591,031	—	7,591,031
Casino Services	—	661,850	0	661,850
Non-Ferrous Metals	—	—	0	0
Recycling	—	—	81	81
Rubber/Plastic Products	—	—	0	0
Other Industries*	—	93,927,039	—	93,927,039
Foreign Corporate Bonds & Notes:
Independent Power Producers	—	—	0	0
Metal Processors & Fabrication	—	—	0	0
Special Purpose Entity	—	—	0	0
Other Industries*	—	14,263,893	—	14,263,893
Loans:
Beverages-Non-alcoholic	—	—	0	0
Building-Residential/Commercial	—	—	0	0
Commercial Services	—	—	7,575	7,575
Medical-Drugs	—	—	0	0
Other Industries*	—	2,572,712	—	2,572,712
Common Stock:
Building Products-Doors & Windows	22,836	—	—	22,836
Other Industries*	—	—	1,690,200	1,690,200
Membership Interest Certificates	—	—	257,829	257,829
Perferred Stock:
Medical-Drugs	—	—	0	0
Other Industries*	2,504,730	—	—	2,504,730
Warrants	—	—	196,263	196,263
Repurchase Agreements	—	75,000	—	75,000
Other Financial Instruments:@ Open Forward Foreign Currency Contracts — Appreciation	—	1,474	—	1,474

Total	$2,527,566	$121,065,670	$2,151,948	$125,745,184

* Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

@ Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards, swap and written options contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no material transfers between Levels during the reporting period.

The following is a reconciliation of Level 3 assets which significant unobeservable inputs were used to determine fair value:

	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Membership Interest Certificates	Preferred Stock	Warrants
Balance as of 3/31/2012	$604,857	$0	$1,707,039	$1,888,847	$251,969	$0	$145,860
Accrued discounts	2,746	3,451	38,083	—	—	—	—
Accrued premiums	—	—	—	—	—	—	—
Realized gain	21,867	—	58,389	—	—	—	—
Realized loss	(164,969)	—	(1,042,087)	(53,936)	—	(78,353)	—
Change in unrealized appreciation(1)	191,771	—	1,176,542	138,237	—	78,353	50,784
Change in unrealized depreciation(1)	(13,680)	(3,451)	(164,384)	(282,948)	5,860	—	(381)
Net purchases	1,716,615	—	7,343	—	—	—	—
Net sales	(2,359,126)	—	(1,773,350)	(0)	—	—	—
Transfers in of Level 3	—	—	—	—	—	—	—
Transfers out of Level 3	—	—	—	—	—	—	—

Balance as of 12/31/2012	$81	$0	$7,575	$1,690,200	$257,829	$0	$196,263

(1) The total change in unrealized appreciation (depreciation) attributable to level 3 investments still held at December 31, 2012 includes:
	U.S. Corporate Bonds & Notes	Foreign Corporate Bonds & Notes	Loans	Common Stock	Membership Interest Certificates	Preferred Stock	Warrants
	$(1,850)	$(3,451)	$(62,359)	$(198,647)	$5,860	$—	$50,403

The following is quantitative information about Level 3 fair value measurements:

Description	Fair Value at 12/31/12(1)	Valuation Technique(s)	Unobservable Input(2)	Range (weighted average)
U.S. Corporate Bonds & Notes	$81	Potential Future Cash Flows	Future cash flows and lack of marketability	$0.00-$0.01 ($0.004)

Common Stock	$0	Intrinsic Value	Last reported company financial information	$0

	$631,182	Market Comparable	EV/2013 EBITDA Multiple and Discount for lack of marketability	7.32x-8.58x (7.89x) 10%

	$1,059,018	Market Comparable	EV/2012E EBITDA Multiple and Discount for lack of marketability	6.51x-8.29x (7.21x) 10%

Warrants	$14,463	Black Scholes Model	Discount for lack of marketability	10%

(1)	The Fund’s other securities classified as Level 3, with a fair value of $447,204 at 12/31/12, are illiquid securities with valuations attributable to a single broker which were deemed to be indicative quotes (which do not necessarily represent prices on which the broker may be willing to trade.)
(2)	The significant unobservable inputs regarding the Level 3 securities in the table above are securities that lack marketability and may include assumptions made from non public and/or unaudited financial statements and market comparables. Significant increases (decreases) in any of those inputs in isolation may result in a significantly higher (lower) fair value measurement.

EV - Enterprise Value

EBITDA-Earnings Before Interest Taxes Depreciation and Amortization

2012E-Estimated based on the company’s historical performance and performance of the comparable companies

See Notes to Portfolio of Investments

NOTES TO PORTFOLIO OF INVESTMENTS – December 31, 2012 – (unaudited)

Note 1. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America (“GAAP”), the Funds disclose the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (the “Board”), etc.).

Level 3 — Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of December 31, 2012 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If such a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Funds’ shares, and the Funds may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Funds will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what is believed to be the fair value of the securities Funds as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, each Fund uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and, when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities and short term debt securities with maturities in excess of 60 days are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a vendor quote is unavailable, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Funds on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Senior Secured Floating Rate Loans (“Loans”) for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or the over-the-counter market and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted a policy and procedures (the “PRC Procedures”) for valuing the securities and other assets held by the Fund, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC Procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the SunAmerica Income Fund’s (the “Trust”) fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are valued pursuant to the PRC Procedures and are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Derivative Instruments

The following tables present the value of derivatives held as of December 31, 2012, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of December 31, 2012, please refer to the Portfolio of Investments.

Strategic Bond Fund
Derivatives Contracts (1)	Asset Derivatives Value	Liability Derivatives Value
Foreign exchange contracts (2)	$—	$—

(1)	The Fund’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $863,871.

	High Yield Bond Fund
Derivatives Contracts (1)	Asset Derivatives Value	Liability Derivatives Value
Foreign exchange contracts (2)	$1,474	$—

(1)	The Fund’s derivative contracts held during the period ended December 31, 2012, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $178,301.

Forward Foreign Currency Contracts. Certain Funds may enter into forward foreign currency contracts (“forward contracts”) for various purposes, including to facilitate settlement of foreign currency denominated Fund transactions, to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates, to hedge portfolio exposure to benchmark currency allocations or to manage and/or gain exposure to certain foreign currencies. During the period ended December 31, 2012, the Strategic Bond Fund and the High Yield Bond Fund used forward contracts to protect securities and related receivables and payables against changes in future foreign exchange rates. As of December 31, 2012, the High Yield Bond Fund had open forward contracts, which are reported on a shedule following the Fund’s Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will generally consist of the net amount of contractual payments that the Fund has not yet received though the Fund’s maximum risk due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other Fund transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Note 2. Repurchase Agreements

As of December 31, 2012, the following Fund held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.01%	$10,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated December 31, 2012, bearing interest at a rate of 0.14% per annum, with a principal amount of $81,105,000, a repurchase price of $81,105,631, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.25%	5/31/2014	$82,729,000	$82,779,465

As of December 31, 2012, the following Fund held an undivided interest in the joint repurchase agreement with Barclays Capital PLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.01%	$10,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital PLC, dated December 31, 2012, bearing interest at a rate of 0.20% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,833, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bonds	4.50%	5/15/2038	$57,037,000	$76,317,217

As of December 31, 2012, the following Fund held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.01%	$10,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated December 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $74,950,000, a repurchase price of $74,950,708, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.50%	3/31/2015	$72,511,900	$76,578,367

As of December 31, 2012, the following Fund held an undivided interest in the joint repurchase agreement with Royal Bank of Scotland:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.03%	$30,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Royal Bank of Scotland, dated December 31, 2012, bearing interest at a rate of 0.19% per annum, with a principal amount of $100,215,000, a repurchase price of $100,216,058, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.63%	2/15/2021	$85,749,000	$102,062,747

As of December 31, 2012, the following Funds held an undivided interest in the joint repurchase agreement with State Street Bank and Trust Co.:

Fund	Percentage Ownership	Principal Amount
U.S. Government Securities	7.77%	$22,856,000
GNMA	9.75	28,691,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

State Street Bank and Trust Co., dated December 31, 2012, bearing interest at a rate of 0.01% per annum, with a principal amount of $294,279,000, a repurchase price of $294,279,163, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	0.63%	08/31/2017	$23,674,000	$23,707,231
U.S. Treasury Bonds	3.13	11/15/2041	261,685,000	276,462,614

As of December 31, 2012, the following Fund held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Fund	Percentage Ownership	Principal Amount
High Yield Bond	0.02%	15,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated December 31, 2012, bearing interest at a rate of 0.17% per annum, with a principal amount of $93,655,000, a repurchase price of $93,655,885, and a maturity date of January 2, 2013. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S Treasury Notes	0.25%	11/30/2014	$95,793,000	$95,814,074

Note 3. Federal Income Taxes

As of December 31, 2012, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

	U.S. Government Securities Fund	GNMA Fund	Strategic Bond Fund	High Yield Bond Fund
Cost	$122,823,142	$273,085,318	$623,764,875	$131,027,383

Appreciation	9,948,302	6,504,712	27,243,400	8,787,222
Depreciation	(172,086)	(814,917)	(10,055,427)	(14,070,895)

Unrealized appreciation (depreciation)—net	$9,776,216	$5,689,795	$17,187,973	$(5,283,673)

ADDITIONAL INFORMATION

Additional information is available in the Trust’s Annual and Semiannual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2. Controls and Procedures.

(a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Income Funds

By:	/s/ John T Genoy
John T Genoy
President

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T Genoy
John T Genoy
President

Date: February 28, 2013

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer

Date: February 28, 2013